As filed with the Securities and Exchange Commission on September 4, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:    December 31

Date of reporting period:    January 1, 2018 – June 30, 2018

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA ETF TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2018

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica ETF Trust	Semi-Annual Report 2018

Dear Shareholder,

On behalf of DeltaShares, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Exchange Traded Fund(s) during the reporting period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Exchange Traded Fund(s) for the six-month period ended June 30, 2018.

We believe it is important to understand market conditions over the six-month period ended June 30, 2018 to provide a context for reading this report. Following a strong first month of 2018, volatility quickly returned to the equity markets as concerns emerged focusing on inflation, interest rates and global trade. Expectations of continued benign inflation were tested when wage growth for the January employment report came in higher than anticipated, and this resulted in longer term interest rates rising as well. This sent stocks into correction mode as the S&P 500® and Dow Jones Industrial Average both declined by more than 10% during the last week of January and first week of February.

In the weeks that followed, international trade took center stage as concerns of potential U.S. imposed tariffs created more volatility in the markets and stocks reached new lows for the year in late March. Initially aimed at China’s aluminum and steel exports, the prospect of more widely-spread tariffs grew throughout the spring and into the early summer, expanding to broader categories of goods and more regions, including Canada, Mexico and the Eurozone. As the tariffs on China approached actual implementation, the market reaction was more muted and stocks had appreciated from their previous lower levels.

U.S. equities benefitted from an improving environment for corporate profits as first quarter operating earnings growth for the S&P 500® reached their highest annualized rate in eight years. As full year 2018 estimates for earnings growth were upgraded following these strong reports, macroeconomic news was also favorable as the unemployment rate reached its lowest level in almost two decades. While these encouraging fundamentals allowed the S&P 500® to post a gain for the period, the index still finished below its January high watermark.

Following their strong performance in 2017, international developed and emerging markets experienced declines during the period as concerns of reduced international trade and declining rates of economic growth in Europe and Japan for the first quarter were viewed with caution by investors. Emerging market currencies also depreciated, which pressured the equities of those regions as well.

Both short and long term interest rates rose during the period as strong employment trends and expectations of higher inflation provided a backdrop for the U.S. Federal Reserve to increase the Fed Funds Rate twice, both times by 0.25%, in the months of March and June. The 10-year Treasury yield rose considerably during the early months of the year and by the middle of May had reached 3.11%, more than 0.60% higher than where it started the year, before backing off to 2.85% to close the period. Despite this increase, the yield curve between 2-year and 10-year bonds continued to flatten and closed out the period at just 0.33%, its tightest gap in more than ten years. This fueled some debate as to whether this narrow range is a predictor of slowing economic growth or the result of suppressed long term rates in other regions of the world. The London Interbank Offering Rate (“LIBOR”) also increased from 1.69% to 2.34% during the period.

For the six-month period ended June 30, 2018, the S&P 500® returned 2.65%, while the MSCI EAFE Index, representing international developed market equities, returned -2.37%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned -1.62%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica ETF Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica ETF Trust

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

Dow Jones Industrial Average: a market that shows how 30 large, publicly owned companies based in the U.S. have traded during a standard trading session in the stock market.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica ETF Trust. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica ETF Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance, future results may vary. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of fund shares; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, including expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

DeltaShares® S&P 400 Managed Risk ETF	$1,000.00	$1,009.90	$2.24	$1,022.60	$2.26	0.45%
DeltaShares® S&P 500 Managed Risk ETF	1,000.00	1,002.80	1.74	1,023.10	1.76	0.35
DeltaShares® S&P 600 Managed Risk ETF	1,000.00	1,059.00	2.30	1,022.60	2.26	0.45
DeltaShares® S&P International Managed Risk ETF	1,000.00	969.50	2.44	1,022.30	2.51	0.50

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica ETF Trust	Semi-Annual Report 2018

Schedules of Investments Composition

At June 30, 2018

(unaudited)

DeltaShares® S&P 400 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	4.1
Net Other Assets (Liabilities)^	(2.9)
Total	100.0%

DeltaShares® S&P 500 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Securities Lending Collateral	0.3
Net Other Assets (Liabilities)^	0.3
Total	100.0%

DeltaShares® S&P 600 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	6.4
Net Other Assets (Liabilities)^	(5.2)
Total	100.0%

DeltaShares® S&P International Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	3.3
Preferred Stocks	0.4
Right	0.0
Net Other Assets (Liabilities)^	(2.6)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	2,685	$ 319,569
Esterline Technologies Corp. (A)	1,572	116,014
KLX, Inc. (A)	3,082	221,596
Teledyne Technologies, Inc. (A)	2,172	432,358

		1,089,537

Airlines - 0.3%
JetBlue Airways Corp. (A)	19,225	364,891

Auto Components - 0.7%
Dana, Inc.	8,836	178,399
Delphi Technologies PLC	5,393	245,166
Gentex Corp.	16,636	382,960

		806,525

Automobiles - 0.3%
Thor Industries, Inc.	2,977	289,930

Banks - 8.0%
Associated Banc-Corp.	10,271	280,398
BancorpSouth Bank	4,983	164,190
Bank of Hawaii Corp.	2,567	214,139
Bank of the Ozarks, Inc.	7,376	332,215
Cathay General Bancorp	4,639	187,833
Chemical Financial Corp.	4,335	241,329
Commerce Bancshares, Inc.	5,697	368,653
Cullen / Frost Bankers, Inc.	3,526	381,654
East West Bancorp, Inc.	8,802	573,890
First Horizon National Corp.	19,875	354,570
FNB Corp.	19,672	263,998
Fulton Financial Corp.	10,676	176,154
Hancock Whitney Corp.	5,180	241,647
Home BancShares, Inc.	9,583	216,192
International Bancshares Corp.	3,293	140,940
MB Financial, Inc.	5,107	238,497
PacWest Bancorp	7,600	375,592
Pinnacle Financial Partners, Inc.	4,494	275,707
Prosperity Bancshares, Inc.	4,243	290,052
Signature Bank (A)	3,261	417,017
Sterling Bancorp	13,697	321,880
Synovus Financial Corp.	7,206	380,693
TCF Financial Corp.	10,220	251,616
Texas Capital Bancshares, Inc. (A)	3,018	276,147
Trustmark Corp.	4,117	134,338
UMB Financial Corp.	2,677	204,068
Umpqua Holdings Corp.	13,375	302,141
United Bankshares, Inc.	6,387	232,487
Valley National Bancorp	16,097	195,740
Webster Financial Corp.	5,595	356,402
Wintrust Financial Corp.	3,419	297,624

		8,687,803

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	532	159,440

Biotechnology - 0.6%
Exelixis, Inc. (A)	17,132	368,681
United Therapeutics Corp. (A)	2,644	299,168

		667,849

Building Products - 0.4%
Lennox International, Inc.	2,254	451,138

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 3.0%
Eaton Vance Corp.	7,240	$ 377,856
Evercore, Inc., Class A	2,474	260,883
FactSet Research Systems, Inc.	2,360	467,516
Federated Investors, Inc., Class B	5,792	135,069
Interactive Brokers Group, Inc., Class A	4,343	279,733
Janus Henderson Group PLC	10,957	336,709
Legg Mason, Inc.	5,191	180,283
MarketAxess Holdings, Inc.	2,284	451,912
SEI Investments Co.	7,970	498,284
Stifel Financial Corp.	4,346	227,079

		3,215,324

Chemicals - 2.8%
Ashland Global Holdings, Inc.	3,790	296,302
Cabot Corp.	3,755	231,946
Chemours Co.	10,808	479,443
Minerals Technologies, Inc.	2,148	161,852
NewMarket Corp.	559	226,116
Olin Corp.	10,157	291,709
PolyOne Corp.	4,859	210,006
RPM International, Inc.	8,123	473,733
Scotts Miracle-Gro Co. (B)	2,355	195,842
Sensient Technologies Corp.	2,571	183,955
Valvoline, Inc.	11,886	256,381

		3,007,285

Commercial Services & Supplies - 1.5%
Brink’s Co.	3,092	246,587
Clean Harbors, Inc. (A)	3,107	172,594
Deluxe Corp.	2,907	192,472
Healthcare Services Group, Inc. (B)	4,477	193,362
Herman Miller, Inc.	3,622	122,786
HNI Corp.	2,644	98,357
MSA Safety, Inc.	2,072	199,616
Pitney Bowes, Inc.	11,393	97,638
Rollins, Inc.	5,832	306,647

		1,630,059

Communications Equipment - 1.3%
ARRIS International PLC (A)	10,636	259,997
Ciena Corp. (A)	8,712	230,955
InterDigital, Inc.	2,111	170,780
Lumentum Holdings, Inc. (A)	3,822	221,294
NetScout Systems, Inc. (A)	4,876	144,817
Plantronics, Inc.	2,020	154,025
ViaSat, Inc. (A) (B)	3,328	218,716

		1,400,584

Construction & Engineering - 1.2%
AECOM (A)	9,738	321,646
Dycom Industries, Inc. (A)	1,894	179,002
EMCOR Group, Inc.	3,550	270,439
Granite Construction, Inc.	2,761	153,677
KBR, Inc.	8,543	153,091
Valmont Industries, Inc.	1,369	206,377

		1,284,232

Construction Materials - 0.3%
Eagle Materials, Inc.	2,915	305,988

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.5%
Navient Corp.	16,074	$ 209,445
SLM Corp. (A)	26,436	302,692

		512,137

Containers & Packaging - 1.2%
AptarGroup, Inc.	3,789	353,817
Bemis Co., Inc.	5,527	233,295
Greif, Inc., Class A	1,574	83,249
Owens-Illinois, Inc. (A)	9,822	165,108
Silgan Holdings, Inc.	4,502	120,788
Sonoco Products Co.	6,049	317,572

		1,273,829

Distributors - 0.3%
Pool Corp.	2,458	372,387

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (A)	3,659	175,998
Graham Holdings Co., Class B	267	156,489
Service Corp. International	11,137	398,593
Sotheby’s (A)	2,235	121,450

		852,530

Electric Utilities - 1.3%
ALLETE, Inc.	3,113	240,977
Hawaiian Electric Industries, Inc.	6,611	226,757
IDACORP, Inc.	3,061	282,347
OGE Energy Corp.	12,132	427,168
PNM Resources, Inc.	4,839	188,237

		1,365,486

Electrical Equipment - 1.2%
Acuity Brands, Inc.	2,490	288,516
EnerSys	2,559	191,004
Hubbell, Inc.	3,333	352,431
nVent Electric PLC (A)	9,862	247,536
Regal Beloit Corp.	2,672	218,570

		1,298,057

Electronic Equipment, Instruments & Components - 4.4%
Arrow Electronics, Inc. (A)	5,323	400,715
Avnet, Inc.	7,166	307,350
Belden, Inc. (B)	2,470	150,966
Cognex Corp.	10,505	468,628
Coherent, Inc. (A)	1,511	236,351
Jabil, Inc.	10,406	287,830
Keysight Technologies, Inc. (A)	11,354	670,227
Littelfuse, Inc.	1,517	346,149
National Instruments Corp.	6,535	274,339
SYNNEX Corp.	1,778	171,595
Tech Data Corp. (A)	2,118	173,930
Trimble, Inc. (A)	15,138	497,132
VeriFone Systems, Inc. (A)	6,726	153,487
Vishay Intertechnology, Inc.	8,026	186,203
Zebra Technologies Corp., Class A (A)	3,243	464,560

		4,789,462

Energy Equipment & Services - 2.1%
Apergy Corp. (A)	4,701	196,267
Core Laboratories NV	2,678	337,990
Diamond Offshore Drilling, Inc. (A) (B)	3,923	81,834
Dril-Quip, Inc. (A)	2,318	119,145

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Ensco PLC, Class A (B)	26,553	$ 192,775
McDermott International, Inc. (A)	10,923	214,637
Nabors Industries, Ltd.	21,407	137,219
Oceaneering International, Inc.	5,985	152,378
Patterson-UTI Energy, Inc.	13,473	242,514
Rowan Cos. PLC, Class A (A)	6,937	112,518
Superior Energy Services, Inc. (A)	9,370	91,264
Transocean, Ltd. (A) (B)	26,644	358,095

		2,236,636

Equity Real Estate Investment Trusts - 9.1%
Alexander & Baldwin, Inc.	4,108	96,538
American Campus Communities, Inc.	8,303	356,033
Camden Property Trust	5,636	513,609
CoreCivic, Inc.	7,200	172,008
CoreSite Realty Corp.	2,092	231,835
Corporate Office Properties Trust	6,206	179,912
Cousins Properties, Inc.	25,527	247,357
CyrusOne, Inc.	6,020	351,327
DCT Industrial Trust, Inc.	5,721	381,762
Douglas Emmett, Inc.	9,701	389,786
Education Realty Trust, Inc.	4,605	191,108
EPR Properties	3,928	254,495
First Industrial Realty Trust, Inc.	7,615	253,884
Geo Group, Inc.	7,474	205,834
Healthcare Realty Trust, Inc.	7,605	221,153
Highwoods Properties, Inc.	6,283	318,737
Hospitality Properties Trust	9,983	285,614
JBG Smith Properties	5,660	206,420
Kilroy Realty Corp.	6,005	454,218
Lamar Advertising Co., Class A	5,104	348,654
LaSalle Hotel Properties	6,705	229,512
Liberty Property Trust	8,978	397,995
Life Storage, Inc.	2,826	274,998
Mack-Cali Realty Corp.	5,475	111,033
Medical Properties Trust, Inc.	22,155	311,056
National Retail Properties, Inc.	9,345	410,806
Omega Healthcare Investors, Inc.	12,064	373,984
PotlatchDeltic Corp.	3,660	186,111
Quality Care Properties, Inc. (A)	5,722	123,080
Rayonier, Inc.	7,860	304,103
Sabra Health Care REIT, Inc.	10,830	235,336
Senior Housing Properties Trust	14,434	261,111
Tanger Factory Outlet Centers, Inc. (B)	5,732	134,645
Taubman Centers, Inc.	3,706	217,765
Uniti Group, Inc. (A) (B)	10,033	200,961
Urban Edge Properties	6,437	147,214
Weingarten Realty Investors	7,238	223,003

		9,802,997

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,281	239,688
Sprouts Farmers Market, Inc. (A)	7,448	164,377
United Natural Foods, Inc. (A)	3,062	130,625

		534,690

Food Products - 2.2%
Flowers Foods, Inc.	11,269	234,733
Hain Celestial Group, Inc. (A)	6,313	188,127
Ingredion, Inc.	4,388	485,752

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Lamb Weston Holdings, Inc.	8,883	$ 608,574
Lancaster Colony Corp.	1,185	164,028
Post Holdings, Inc. (A)	4,088	351,650
Sanderson Farms, Inc.	1,220	128,283
Tootsie Roll Industries, Inc. (B)	1,175	36,249
TreeHouse Foods, Inc. (A)	3,422	179,689

		2,377,085

Gas Utilities - 2.2%
Atmos Energy Corp.	6,747	608,175
National Fuel Gas Co.	5,219	276,398
New Jersey Resources Corp.	5,330	238,518
ONE Gas, Inc.	3,188	238,271
Southwest Gas Holdings, Inc.	2,937	224,005
UGI Corp.	10,516	547,568
WGL Holdings, Inc.	3,119	276,811

		2,409,746

Health Care Equipment & Supplies - 3.9%
Avanos Medical, Inc. (A)	2,856	163,506
Cantel Medical Corp.	2,154	211,867
Globus Medical, Inc., Class A (A)	4,452	224,648
Haemonetics Corp. (A)	3,171	284,375
Hill-Rom Holdings, Inc.	4,025	351,544
ICU Medical, Inc. (A)	926	271,920
Integra LifeSciences Holdings Corp. (A)	4,285	275,997
LivaNova PLC (A)	2,648	264,323
Masimo Corp. (A)	2,894	282,599
NuVasive, Inc. (A)	3,113	162,250
STERIS PLC	5,139	539,646
Teleflex, Inc.	2,766	741,869
West Pharmaceutical Services, Inc.	4,469	443,727

		4,218,271

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (A)	4,984	203,895
Chemed Corp.	969	311,834
Encompass Health Corp.	6,003	406,523
LifePoint Health, Inc. (A)	2,356	114,973
MEDNAX, Inc. (A)	5,739	248,384
Molina Healthcare, Inc. (A)	2,885	282,557
Patterson Cos., Inc. (B)	4,943	112,058
Tenet Healthcare Corp. (A)	4,959	166,474
WellCare Health Plans, Inc. (A)	2,718	669,280

		2,515,978

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	10,809	129,708
Medidata Solutions, Inc. (A)	3,597	289,774

		419,482

Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp.	4,990	172,953
Brinker International, Inc. (B)	2,664	126,806
Cheesecake Factory, Inc. (B)	2,589	142,550
Churchill Downs, Inc.	692	205,178
Cracker Barrel Old Country Store, Inc. (B)	1,458	227,754
Domino’s Pizza, Inc.	2,568	724,613
Dunkin’ Brands Group, Inc. (B)	5,040	348,113
ILG, Inc.	6,419	212,020

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	1,484	$ 66,335
Jack in the Box, Inc.	1,727	147,002
Papa John’s International, Inc. (B)	1,428	72,428
Scientific Games Corp., Class A (A)	3,252	159,836
Six Flags Entertainment Corp. (B)	4,720	330,636
Texas Roadhouse, Inc.	3,990	261,385
Wendy’s Co.	10,898	187,228
Wyndham Destinations, Inc.	6,061	268,321
Wyndham Hotels & Resorts, Inc.	6,057	356,333

		4,009,491

Household Durables - 1.5%
Helen of Troy, Ltd. (A)	1,616	159,095
KB Home	5,131	139,769
NVR, Inc. (A)	205	608,922
Tempur Sealy International, Inc. (A) (B)	2,808	134,924
Toll Brothers, Inc.	8,577	317,263
TRI Pointe Group, Inc. (A)	9,228	150,970
Tupperware Brands Corp.	3,106	128,092

		1,639,035

Household Products - 0.2%
Energizer Holdings, Inc.	3,626	228,293

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	3,703	401,072

Insurance - 4.3%
Alleghany Corp.	930	534,722
American Financial Group, Inc.	4,214	452,289
Aspen Insurance Holdings, Ltd.	3,624	147,497
Brown & Brown, Inc.	13,928	386,223
CNO Financial Group, Inc.	10,167	193,580
First American Financial Corp.	6,775	350,403
Genworth Financial, Inc., Class A (A)	30,323	136,453
Hanover Insurance Group, Inc.	2,584	308,943
Kemper Corp.	2,974	224,983
Mercury General Corp.	2,218	101,052
Old Republic International Corp.	15,236	303,349
Primerica, Inc.	2,678	266,729
Reinsurance Group of America, Inc.	3,919	523,108
RenaissanceRe Holdings, Ltd.	2,444	294,062
WR Berkley Corp.	5,839	422,802

		4,646,195

Internet Software & Services - 0.7%
Cars.com, Inc. (A)	4,367	123,979
j2 Global, Inc.	2,984	258,444
LogMeIn, Inc.	3,172	327,509

		709,932

IT Services - 3.2%
Acxiom Corp. (A)	4,681	140,196
Convergys Corp.	5,558	135,837
CoreLogic, Inc. (A)	4,959	257,372
Jack Henry & Associates, Inc.	4,696	612,170
Leidos Holdings, Inc.	8,666	511,294
MAXIMUS, Inc.	3,963	246,142
Perspecta, Inc.	8,665	178,066
Sabre Corp.	15,354	378,323
Science Applications International Corp.	2,567	207,747

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Teradata Corp. (A)	7,345	$ 294,902
WEX, Inc. (A)	2,435	463,819

		3,425,868

Leisure Products - 0.7%
Brunswick Corp.	5,296	341,486
Polaris Industries, Inc. (B)	3,567	435,816

		777,302

Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A (A)	1,230	354,904
Bio-Techne Corp.	2,281	337,474
Charles River Laboratories International, Inc. (A)	2,911	326,789
PRA Health Sciences, Inc. (A)	3,074	286,989
Syneos Health, Inc. (A)	3,371	158,100

		1,464,256

Machinery - 4.9%
AGCO Corp.	4,010	243,487
Crane Co.	3,082	246,961
Donaldson Co., Inc.	7,889	355,952
Graco, Inc.	10,180	460,340
IDEX Corp.	4,661	636,133
ITT, Inc.	5,309	277,501
Kennametal, Inc.	4,958	177,992
Lincoln Electric Holdings, Inc.	3,748	328,925
Nordson Corp.	3,106	398,841
Oshkosh Corp.	4,491	315,807
Terex Corp.	4,385	185,003
Timken Co.	4,147	180,602
Toro Co.	6,441	388,070
Trinity Industries, Inc.	9,068	310,670
Wabtec Corp.	5,206	513,208
Woodward, Inc.	3,363	258,480

		5,277,972

Marine - 0.2%
Kirby Corp. (A)	3,264	272,870

Media - 1.5%
AMC Networks, Inc., Class A (A)	2,794	173,787
Cable One, Inc.	286	209,721
Cinemark Holdings, Inc.	6,455	226,441
John Wiley & Sons, Inc., Class A	2,726	170,102
Live Nation Entertainment, Inc. (A)	8,247	400,557
Meredith Corp. (B)	2,415	123,165
New York Times Co., Class A (B)	7,774	201,347
TEGNA, Inc.	13,102	142,157

		1,647,277

Metals & Mining - 2.3%
Allegheny Technologies, Inc. (A) (B)	7,633	191,741
Carpenter Technology Corp.	2,850	149,824
Commercial Metals Co.	7,108	150,050
Compass Minerals International, Inc.	2,056	135,182
Reliance Steel & Aluminum Co.	4,394	384,651
Royal Gold, Inc.	3,976	369,132
Steel Dynamics, Inc.	14,332	658,555
U.S. Steel Corp.	10,739	373,180
Worthington Industries, Inc.	2,615	109,752

		2,522,067

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.0%
Black Hills Corp.	3,256	$ 199,300
MDU Resources Group, Inc.	11,864	340,260
NorthWestern Corp.	3,005	172,036
Vectren Corp.	5,047	360,608

		1,072,204

Multiline Retail - 0.4%
Big Lots, Inc.	2,562	107,040
Dillard’s, Inc., Class A (B)	1,205	113,873
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,031	219,747

		440,660

Oil, Gas & Consumable Fuels - 3.2%
Callon Petroleum Co. (A)	13,619	146,268
Chesapeake Energy Corp. (A) (B)	55,388	290,233
CNX Resources Corp. (A)	11,914	211,831
Energen Corp. (A)	5,919	431,022
Gulfport Energy Corp. (A)	9,495	119,352
Matador Resources Co. (A)	6,286	188,894
Murphy Oil Corp.	9,881	333,681
Oasis Petroleum, Inc. (A)	16,191	209,997
PBF Energy, Inc., Class A	6,817	285,837
QEP Resources, Inc. (A)	14,440	177,035
Range Resources Corp.	13,778	230,506
SM Energy Co.	6,242	160,357
Southwestern Energy Co. (A)	31,011	164,358
World Fuel Services Corp.	4,112	83,926
WPX Energy, Inc. (A)	24,275	437,678

		3,470,975

Paper & Forest Products - 0.4%
Domtar Corp.	3,817	182,224
Louisiana-Pacific Corp.	8,819	240,053

		422,277

Personal Products - 0.4%
Edgewell Personal Care Co. (A)	3,280	165,509
Nu Skin Enterprises, Inc., Class A	3,378	264,126

		429,635

Pharmaceuticals - 0.6%
Akorn, Inc. (A)	5,706	94,663
Catalent, Inc. (A)	8,102	339,393
Mallinckrodt PLC (A) (B)	5,047	94,177
Prestige Brands Holdings, Inc. (A)	3,225	123,775

		652,008

Professional Services - 0.6%
Dun & Bradstreet Corp.	2,252	276,208
ManpowerGroup, Inc.	3,998	344,068

		620,276

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	2,763	458,630

Road & Rail - 1.8%
Avis Budget Group, Inc. (A)	4,343	141,148
Genesee & Wyoming, Inc., Class A (A)	3,654	297,143
Knight-Swift Transportation Holdings, Inc.	7,798	297,962
Landstar System, Inc.	2,556	279,115
Old Dominion Freight Line, Inc.	4,145	617,439

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Ryder System, Inc.	3,226	$ 231,820
Werner Enterprises, Inc.	2,722	102,211

		1,966,838

Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (A)	3,705	142,013
Cree, Inc. (A)	6,105	253,785
Cypress Semiconductor Corp.	21,776	339,270
First Solar, Inc. (A)	4,964	261,404
Integrated Device Technology, Inc. (A)	7,852	250,322
MKS Instruments, Inc.	3,321	317,820
Monolithic Power Systems, Inc.	2,358	315,194
Silicon Laboratories, Inc. (A)	2,626	261,550
Synaptics, Inc. (A)	2,103	105,928
Teradyne, Inc.	11,621	442,411
Versum Materials, Inc.	6,617	245,821

		2,935,518

Software - 3.5%
ACI Worldwide, Inc. (A)	7,073	174,491
Blackbaud, Inc.	2,948	302,023
CDK Global, Inc.	7,516	488,916
CommVault Systems, Inc. (A)	2,569	169,169
Fair Isaac Corp. (A)	1,812	350,296
Fortinet, Inc. (A)	8,782	548,260
Manhattan Associates, Inc. (A)	4,060	190,861
PTC, Inc. (A)	7,008	657,420
Tyler Technologies, Inc. (A)	2,162	480,180
Ultimate Software Group, Inc. (A)	1,766	454,409

		3,816,025

Specialty Retail - 2.2%
Aaron’s, Inc.	3,760	163,372
American Eagle Outfitters, Inc.	10,192	236,964
AutoNation, Inc. (A)	3,588	174,305
Bed Bath & Beyond, Inc. (B)	8,508	169,522
Dick’s Sporting Goods, Inc.	4,734	166,873
Five Below, Inc. (A)	3,379	330,162
Michaels Cos., Inc. (A)	6,746	129,321
Murphy USA, Inc. (A)	1,878	139,517
Sally Beauty Holdings, Inc. (A)	7,416	118,878
Signet Jewelers, Ltd.	3,585	199,864

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (A)	4,885	$ 217,627
Williams-Sonoma, Inc. (B)	4,651	285,478

		2,331,883

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	7,186	215,436

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	2,851	309,020
Deckers Outdoor Corp. (A)	1,849	208,734
Skechers U.S.A., Inc., Class A (A)	8,249	247,552

		765,306

Thrifts & Mortgage Finance - 0.6%
LendingTree, Inc. (A) (B)	478	102,196
New York Community Bancorp, Inc.	29,789	328,871
Washington Federal, Inc.	5,132	167,816

		598,883

Trading Companies & Distributors - 0.8%
GATX Corp.	2,290	169,987
MSC Industrial Direct Co., Inc., Class A	2,786	236,392
NOW, Inc. (A)	6,568	87,551
Watsco, Inc.	1,947	347,111

		841,041

Water Utilities - 0.3%
Aqua America, Inc.	10,807	380,190

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	5,639	154,621

Total Common Stocks (Cost $102,446,255)		106,933,394

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	4,407,993	4,407,993

Total Securities Lending Collateral (Cost $4,407,993)		4,407,993

Total Investments (Cost $106,854,248)		111,341,387
Net Other Assets (Liabilities) - (2.9)%		(3,154,481)

Net Assets - 100.0%		$ 108,186,906

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P MidCap 400® E-Mini Index	Long	6	09/21/2018	$1,189,112	$1,173,660	$—	$(15,452)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$106,933,394	$—	$—	$106,933,394
Securities Lending Collateral	4,407,993	—	—	4,407,993

Total Investments	$111,341,387	$—	$—	$111,341,387

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(15,452)	$—	$—	$(15,452)

Total Other Financial Instruments	$(15,452)	$—	$—	$(15,452)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,301,762. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.7%
Arconic, Inc.	7,695	$ 130,892
Boeing Co.	9,918	3,327,588
General Dynamics Corp.	5,003	932,609
Harris Corp.	2,150	310,761
Huntington Ingalls Industries, Inc.	806	174,733
L3 Technologies, Inc.	1,421	273,287
Lockheed Martin Corp.	4,499	1,329,139
Northrop Grumman Corp.	3,158	971,717
Raytheon Co.	5,202	1,004,922
Rockwell Collins, Inc.	2,974	400,538
Textron, Inc.	4,637	305,625
TransDigm Group, Inc.	883	304,759
United Technologies Corp.	13,476	1,684,904

		11,151,474

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	2,522	210,991
Expeditors International of Washington, Inc.	3,164	231,288
FedEx Corp.	4,452	1,010,871
United Parcel Service, Inc., Class B	12,489	1,326,707

		2,779,857

Airlines - 0.4%
Alaska Air Group, Inc.	2,232	134,790
American Airlines Group, Inc.	7,546	286,446
Delta Air Lines, Inc.	11,688	579,023
Southwest Airlines Co.	9,661	491,552
United Continental Holdings, Inc. (A)	4,268	297,608

		1,789,419

Auto Components - 0.2%
Aptiv PLC	4,795	439,366
BorgWarner, Inc.	3,577	154,383
Goodyear Tire & Rubber Co.	4,344	101,172

		694,921

Automobiles - 0.4%
Ford Motor Co.	70,888	784,730
General Motors Co.	22,974	905,176
Harley-Davidson, Inc.	3,014	126,829

		1,816,735

Banks - 6.1%
Bank of America Corp.	170,779	4,814,260
BB&T Corp.	14,122	712,314
Citigroup, Inc.	46,182	3,090,499
Citizens Financial Group, Inc.	8,779	341,503
Comerica, Inc.	3,114	283,125
Fifth Third Bancorp	12,415	356,311
Huntington Bancshares, Inc.	20,012	295,377
JPMorgan Chase & Co.	61,664	6,425,389
KeyCorp	19,228	375,715
M&T Bank Corp.	2,630	447,495
People’s United Financial, Inc.	6,300	113,967
PNC Financial Services Group, Inc.	8,503	1,148,755
Regions Financial Corp.	20,341	361,663
SunTrust Banks, Inc.	8,418	555,756
SVB Financial Group (A)	959	276,921
US Bancorp	28,259	1,413,515

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	79,427	$ 4,403,433
Zions Bancorporation	3,570	188,103

		25,604,101

Beverages - 1.8%
Brown-Forman Corp., Class B	4,744	232,503
Coca-Cola Co.	69,360	3,042,130
Constellation Brands, Inc., Class A	3,043	666,021
Molson Coors Brewing Co., Class B	3,351	228,002
Monster Beverage Corp. (A)	7,439	426,255
PepsiCo, Inc.	25,679	2,795,673

		7,390,584

Biotechnology - 2.5%
AbbVie, Inc.	27,447	2,542,965
Alexion Pharmaceuticals, Inc. (A)	4,030	500,324
Amgen, Inc.	12,062	2,226,525
Biogen, Inc. (A)	3,822	1,109,297
Celgene Corp. (A)	12,802	1,016,735
Gilead Sciences, Inc.	23,549	1,668,211
Incyte Corp. (A)	3,186	213,462
Regeneron Pharmaceuticals, Inc. (A)	1,401	483,331
Vertex Pharmaceuticals, Inc. (A)	4,615	784,365

		10,545,215

Building Products - 0.3%
A.O. Smith Corp.	2,627	155,387
Allegion PLC	1,720	133,059
Fortune Brands Home & Security, Inc.	2,643	141,903
Johnson Controls International PLC	16,774	561,090
Masco Corp.	5,623	210,413

		1,201,852

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	984	146,291
Ameriprise Financial, Inc.	2,619	366,346
Bank of New York Mellon Corp.	18,304	987,135
BlackRock, Inc.	2,234	1,114,855
Cboe Global Markets, Inc.	2,037	211,990
Charles Schwab Corp.	21,747	1,111,272
CME Group, Inc.	6,167	1,010,895
E*TRADE Financial Corp. (A)	4,780	292,345
Franklin Resources, Inc.	5,772	184,993
Goldman Sachs Group, Inc.	6,362	1,403,266
Intercontinental Exchange, Inc.	10,490	771,539
Invesco, Ltd.	7,439	197,580
Moody’s Corp.	3,024	515,773
Morgan Stanley	24,687	1,170,164
MSCI, Inc.	1,612	266,673
Nasdaq, Inc.	2,117	193,218
Northern Trust Corp.	3,830	394,069
Raymond James Financial, Inc.	2,351	210,062
S&P Global, Inc.	4,551	927,903
State Street Corp.	6,618	616,070
T. Rowe Price Group, Inc.	4,385	509,055

		12,601,494

Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,970	618,248
Albemarle Corp. (B)	2,006	189,226

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	4,226	$ 187,634
DowDuPont, Inc.	42,032	2,770,749
Eastman Chemical Co.	2,585	258,397
Ecolab, Inc.	4,703	659,972
FMC Corp.	2,436	217,316
International Flavors & Fragrances, Inc.	1,430	177,263
LyondellBasell Industries NV, Class A	5,823	639,656
Mosaic Co.	6,352	178,174
PPG Industries, Inc.	4,515	468,341
Praxair, Inc.	5,205	823,171
Sherwin-Williams Co.	1,491	607,687

		7,795,834

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,566	289,820
Copart, Inc. (A)	3,660	207,010
Republic Services, Inc.	4,039	276,106
Stericycle, Inc. (A)	1,550	101,199
Waste Management, Inc.	7,204	585,973

		1,460,108

Communications Equipment - 1.0%
Cisco Systems, Inc.	85,174	3,665,037
F5 Networks, Inc. (A)	1,107	190,902
Juniper Networks, Inc.	6,323	173,377
Motorola Solutions, Inc.	2,936	341,662

		4,370,978

Construction & Engineering - 0.1%
Fluor Corp.	2,546	124,194
Jacobs Engineering Group, Inc.	2,183	138,599
Quanta Services, Inc. (A)	2,710	90,514

		353,307

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,140	254,596
Vulcan Materials Co.	2,394	308,970

		563,566

Consumer Finance - 0.7%
American Express Co.	12,933	1,267,434
Capital One Financial Corp.	8,810	809,639
Discover Financial Services	6,320	444,991
Synchrony Financial	12,849	428,900

		2,950,964

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,594	162,747
Ball Corp.	6,325	224,854
International Paper Co.	7,500	390,600
Packaging Corp. of America	1,709	191,049
Sealed Air Corp.	2,919	123,912
WestRock Co.	4,645	264,858

		1,358,020

Distributors - 0.1%
Genuine Parts Co.	2,658	243,978
LKQ Corp. (A)	5,609	178,927

		422,905

Diversified Consumer Services - 0.0% (C)
H&R Block, Inc.	3,789	86,313

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	34,859	$ 6,506,433
Jefferies Financial Group, Inc.	5,491	124,865

		6,631,298

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	131,515	4,222,947
CenturyLink, Inc.	17,780	331,419
Verizon Communications, Inc.	74,833	3,764,848

		8,319,214

Electric Utilities - 1.8%
Alliant Energy Corp.	4,192	177,405
American Electric Power Co., Inc.	8,920	617,710
Duke Energy Corp.	12,696	1,004,000
Edison International	5,901	373,356
Entergy Corp.	3,275	264,587
Evergy, Inc.	4,912	275,809
Eversource Energy	5,739	336,363
Exelon Corp.	17,484	744,818
FirstEnergy Corp.	8,119	291,553
NextEra Energy, Inc.	8,538	1,426,102
PG&E Corp.	9,353	398,064
Pinnacle West Capital Corp.	2,027	163,295
PPL Corp.	12,661	361,472
Southern Co.	18,321	848,446
Xcel Energy, Inc.	9,216	420,987

		7,703,967

Electrical Equipment - 0.5%
AMETEK, Inc.	4,194	302,639
Eaton Corp. PLC	7,920	591,941
Emerson Electric Co.	11,412	789,026
Rockwell Automation, Inc.	2,274	378,007

		2,061,613

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,459	475,752
Corning, Inc.	15,038	413,695
FLIR Systems, Inc.	2,485	129,145
IPG Photonics Corp. (A)	681	150,249
TE Connectivity, Ltd.	6,341	571,071

		1,739,912

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	7,542	249,112
Halliburton Co.	15,865	714,877
Helmerich & Payne, Inc.	1,972	125,735
National Oilwell Varco, Inc.	6,919	300,285
Schlumberger, Ltd.	25,086	1,681,514
TechnipFMC PLC	7,860	249,476

		3,320,999

Equity Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.	1,865	235,307
American Tower Corp.	7,999	1,153,216
Apartment Investment & Management Co., Class A	2,850	120,555
AvalonBay Communities, Inc.	2,503	430,241
Boston Properties, Inc.	2,796	350,674
Crown Castle International Corp.	7,513	810,052
Digital Realty Trust, Inc.	3,730	416,193

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Duke Realty Corp.	6,466	$ 187,708
Equinix, Inc.	1,439	618,612
Equity Residential	6,669	424,749
Essex Property Trust, Inc.	1,196	285,928
Extra Space Storage, Inc.	2,284	227,966
Federal Realty Investment Trust	1,326	167,805
GGP, Inc.	11,456	234,046
HCP, Inc.	8,508	219,677
Host Hotels & Resorts, Inc.	13,426	282,886
Iron Mountain, Inc.	5,097	178,446
Kimco Realty Corp.	7,695	130,738
Macerich Co.	1,966	111,728
Mid-America Apartment Communities, Inc.	2,061	207,481
Prologis, Inc.	9,657	634,368
Public Storage	2,714	615,698
Realty Income Corp.	5,151	277,072
Regency Centers Corp.	2,669	165,691
SBA Communications Corp. (A)	2,086	344,440
Simon Property Group, Inc.	5,609	954,596
SL Green Realty Corp.	1,601	160,949
UDR, Inc.	4,846	181,919
Ventas, Inc.	6,453	367,498
Vornado Realty Trust	3,134	231,665
Welltower, Inc.	6,737	422,342
Weyerhaeuser Co.	13,710	499,867

		11,650,113

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	7,943	1,659,928
Kroger Co.	14,721	418,812
Sysco Corp.	8,681	592,825
Walgreens Boots Alliance, Inc.	15,446	926,992
Walmart, Inc.	26,201	2,244,116

		5,842,673

Food Products - 1.1%
Archer-Daniels-Midland Co.	10,127	464,120
Campbell Soup Co. (B)	3,485	141,282
Conagra Brands, Inc.	7,127	254,648
General Mills, Inc.	10,738	475,264
Hershey Co.	2,531	235,535
Hormel Foods Corp. (B)	4,891	181,994
J.M. Smucker, Co.	2,057	221,086
Kellogg Co.	4,523	316,022
Kraft Heinz Co.	10,819	679,650
McCormick & Co., Inc.	2,197	255,050
Mondelez International, Inc., Class A	26,715	1,095,315
Tyson Foods, Inc., Class A	5,390	371,101

		4,691,067

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	31,752	1,936,554
ABIOMED, Inc. (A)	765	312,923
Align Technology, Inc. (A)	1,306	446,835
Baxter International, Inc.	8,922	658,800
Becton Dickinson and Co.	4,839	1,159,231
Boston Scientific Corp. (A)	24,990	817,173
Cooper Cos., Inc.	888	209,079
Danaher Corp.	11,134	1,098,703
DENTSPLY SIRONA, Inc.	4,119	180,289

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	3,817	$ 555,641
Hologic, Inc. (A)	4,944	196,524
IDEXX Laboratories, Inc. (A)	1,573	342,820
Intuitive Surgical, Inc. (A)	2,052	981,841
Medtronic PLC	24,526	2,099,671
ResMed, Inc.	2,585	267,754
Stryker Corp.	5,821	982,934
Varian Medical Systems, Inc. (A)	1,657	188,434
Zimmer Biomet Holdings, Inc.	3,681	410,211

		12,845,417

Health Care Providers & Services - 3.1%
Aetna, Inc.	5,924	1,087,054
AmerisourceBergen Corp.	2,946	251,206
Anthem, Inc.	4,622	1,100,175
Cardinal Health, Inc.	5,627	274,767
Centene Corp. (A)	3,716	457,848
Cigna Corp.	4,406	748,800
CVS Health Corp.	18,412	1,184,812
DaVita, Inc. (A)	2,528	175,544
Envision Healthcare Corp. (A)	2,194	96,558
Express Scripts Holding Co. (A)	10,173	785,457
HCA Healthcare, Inc.	5,061	519,259
Henry Schein, Inc. (A)	2,790	202,666
Humana, Inc.	2,494	742,289
Laboratory Corp. of America Holdings (A)	1,853	332,669
McKesson Corp.	3,659	488,111
Quest Diagnostics, Inc.	2,460	270,452
UnitedHealth Group, Inc.	17,404	4,269,897
Universal Health Services, Inc., Class B	1,578	175,852

		13,163,416

Health Care Technology - 0.1%
Cerner Corp. (A)	5,709	341,341

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	7,353	421,400
Chipotle Mexican Grill, Inc. (A)	443	191,097
Darden Restaurants, Inc.	2,242	240,028
Hilton Worldwide Holdings, Inc.	5,060	400,550
Marriott International, Inc., Class A	5,376	680,602
McDonald’s Corp.	14,220	2,228,132
MGM Resorts International	9,076	263,476
Norwegian Cruise Line Holdings, Ltd. (A)	3,744	176,904
Royal Caribbean Cruises, Ltd.	3,068	317,845
Starbucks Corp.	24,993	1,220,908
Wynn Resorts, Ltd.	1,534	256,699
Yum! Brands, Inc.	5,854	457,900

		6,855,541

Household Durables - 0.4%
D.R. Horton, Inc.	6,220	255,020
Garmin, Ltd.	2,014	122,854
Leggett & Platt, Inc.	2,377	106,109
Lennar Corp., Class A	4,955	260,137
Mohawk Industries, Inc. (A)	1,148	245,982
Newell Brands, Inc.	8,796	226,849
PulteGroup, Inc.	4,757	136,764
Whirlpool Corp.	1,169	170,943

		1,524,658

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.4%
Church & Dwight Co., Inc.	4,432	$ 235,605
Clorox Co.	2,346	317,297
Colgate-Palmolive Co.	15,799	1,023,933
Kimberly-Clark Corp.	6,327	666,486
Procter & Gamble Co.	45,542	3,555,009

		5,798,330

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	11,979	160,638
NRG Energy, Inc.	5,418	166,333

		326,971

Industrial Conglomerates - 1.6%
3M Co.	10,752	2,115,134
General Electric Co.	157,300	2,140,853
Honeywell International, Inc.	13,528	1,948,708
Roper Technologies, Inc.	1,868	515,400

		6,720,095

Insurance - 2.4%
Aflac, Inc.	14,021	603,184
Allstate Corp.	6,366	581,025
American International Group, Inc.	16,258	861,999
Aon PLC	4,428	607,389
Arthur J. Gallagher & Co.	3,301	215,489
Assurant, Inc.	960	99,350
Brighthouse Financial, Inc. (A)	2,169	86,912
Chubb, Ltd.	8,436	1,071,541
Cincinnati Financial Corp.	2,705	180,856
Everest Re Group, Ltd.	742	171,016
Hartford Financial Services Group, Inc.	6,486	331,629
Lincoln National Corp.	3,961	246,572
Loews Corp.	4,742	228,944
Marsh & McLennan Cos., Inc.	9,189	753,222
MetLife, Inc.	18,410	802,676
Principal Financial Group, Inc.	4,824	255,431
Progressive Corp.	10,547	623,855
Prudential Financial, Inc.	7,607	711,331
Torchmark Corp.	1,913	155,737
Travelers Cos., Inc.	4,895	598,854
Unum Group	4,006	148,182
Willis Towers Watson PLC	2,388	362,021
XL Group, Ltd.	4,678	261,734

		9,958,949

Internet & Catalog Retail - 0.0% (C)
TripAdvisor, Inc. (A)	1,941	108,133

Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (A)	7,294	12,398,341
Booking Holdings, Inc. (A)	872	1,767,623
Expedia Group, Inc.	2,189	263,096
Netflix, Inc. (A)	7,873	3,081,728

		17,510,788

Internet Software & Services - 5.3%
Akamai Technologies, Inc. (A)	3,090	226,281
Alphabet, Inc., Class A (A)	5,409	6,107,789
Alphabet, Inc., Class C (A)	5,498	6,133,844
eBay, Inc. (A)	16,742	607,065
Facebook, Inc., Class A (A)	43,441	8,441,455

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Twitter, Inc. (A)	11,859	$ 517,882
VeriSign, Inc. (A)	1,739	238,973

		22,273,289

IT Services - 4.5%
Accenture PLC, Class A	11,647	1,905,333
Alliance Data Systems Corp.	873	203,584
Automatic Data Processing, Inc.	7,978	1,070,169
Broadridge Financial Solutions, Inc.	2,136	245,854
Cognizant Technology Solutions Corp., Class A	10,611	838,163
DXC Technology Co.	5,158	415,786
Fidelity National Information Services, Inc.	5,995	635,650
Fiserv, Inc. (A)	7,415	549,377
FleetCor Technologies, Inc. (A)	1,623	341,885
Gartner, Inc. (A)	1,652	219,551
Global Payments, Inc.	2,890	322,206
International Business Machines Corp.	15,461	2,159,902
Mastercard, Inc., Class A	16,605	3,263,214
Paychex, Inc.	5,791	395,815
PayPal Holdings, Inc. (A)	20,214	1,683,220
Total System Services, Inc.	3,005	253,982
Visa, Inc., Class A	32,349	4,284,625
Western Union Co.	8,344	169,633

		18,957,949

Leisure Products - 0.1%
Hasbro, Inc.	2,059	190,066
Mattel, Inc. (B)	6,230	102,297

		292,363

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	5,795	358,363
Illumina, Inc. (A)	2,662	743,470
IQVIA Holdings, Inc. (A)	2,931	292,572
Mettler-Toledo International, Inc. (A)	460	266,170
PerkinElmer, Inc.	2,004	146,753
Thermo Fisher Scientific, Inc.	7,286	1,509,222
Waters Corp. (A)	1,419	274,704

		3,591,254

Machinery - 1.5%
Caterpillar, Inc.	10,829	1,469,171
Cummins, Inc.	2,805	373,065
Deere & Co.	5,873	821,045
Dover Corp.	2,801	205,033
Flowserve Corp.	2,370	95,748
Fortive Corp.	5,555	428,346
Illinois Tool Works, Inc.	5,522	765,018
Ingersoll-Rand PLC	4,491	402,978
PACCAR, Inc.	6,372	394,809
Parker-Hannifin Corp.	2,408	375,287
Pentair PLC	2,940	123,715
Snap-on, Inc.	1,025	164,738
Stanley Black & Decker, Inc.	2,795	371,204
Xylem, Inc.	3,259	219,591

		6,209,748

Media - 2.2%
CBS Corp., Class B	6,185	347,721
Charter Communications, Inc., Class A (A)	3,355	983,720
Comcast Corp., Class A	83,169	2,728,775

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Discovery, Inc., Class A (A) (B)	2,826	$ 77,715
Discovery, Inc., Class C (A)	6,187	157,768
DISH Network Corp., Class A (A)	4,146	139,347
Interpublic Group of Cos., Inc.	6,982	163,658
News Corp., Class A	6,941	107,585
News Corp., Class B	2,205	34,949
Omnicom Group, Inc.	4,116	313,927
Twenty-First Century Fox, Inc., Class A	19,090	948,582
Twenty-First Century Fox, Inc., Class B	7,954	391,894
Viacom, Inc., Class B	6,393	192,813
Walt Disney Co.	26,926	2,822,114

		9,410,568

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	24,402	421,179
Newmont Mining Corp.	9,662	364,354
Nucor Corp.	5,761	360,062

		1,145,595

Multi-Utilities - 0.9%
Ameren Corp.	4,413	268,531
CenterPoint Energy, Inc.	7,814	216,526
CMS Energy Corp.	5,117	241,932
Consolidated Edison, Inc.	5,628	438,871
Dominion Energy, Inc.	11,818	805,751
DTE Energy Co.	3,287	340,632
NiSource, Inc.	6,110	160,571
Public Service Enterprise Group, Inc.	9,150	495,381
SCANA Corp.	2,583	99,497
Sempra Energy	4,784	555,470
WEC Energy Group, Inc.	5,715	369,475

		3,992,637

Multiline Retail - 0.5%
Dollar General Corp.	4,603	453,856
Dollar Tree, Inc. (A)	4,306	366,010
Kohl’s Corp.	3,047	222,126
Macy’s, Inc.	5,549	207,699
Nordstrom, Inc.	2,127	110,136
Target Corp.	9,656	735,015

		2,094,842

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	9,329	683,349
Andeavor	2,518	330,311
Apache Corp.	6,921	323,557
Cabot Oil & Gas Corp.	8,177	194,613
Chevron Corp.	34,609	4,375,616
Cimarex Energy Co.	1,728	175,807
Concho Resources, Inc. (A)	2,700	373,545
ConocoPhillips	21,191	1,475,318
Devon Energy Corp.	9,479	416,697
EOG Resources, Inc.	10,484	1,304,524
EQT Corp.	4,568	252,062
Exxon Mobil Corp.	76,679	6,343,654
Hess Corp.	4,742	317,192
HollyFrontier Corp.	3,197	218,771
Kinder Morgan, Inc.	34,360	607,141
Marathon Oil Corp.	15,452	322,329
Marathon Petroleum Corp.	8,365	586,888

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co. (A)	3,617	$ 109,414
Noble Energy, Inc.	8,774	309,547
Occidental Petroleum Corp.	13,869	1,160,558
ONEOK, Inc.	7,445	519,884
Phillips 66	7,601	853,668
Pioneer Natural Resources Co.	3,087	584,184
Valero Energy Corp.	7,804	864,917
Williams Cos., Inc.	14,990	406,379

		23,109,925

Personal Products - 0.2%
Coty, Inc., Class A	8,564	120,753
Estee Lauder Cos., Inc., Class A	4,057	578,893

		699,646

Pharmaceuticals - 4.3%
Allergan PLC	6,141	1,023,827
Bristol-Myers Squibb Co.	29,603	1,638,230
Eli Lilly & Co.	17,299	1,476,124
Johnson & Johnson	48,576	5,894,212
Merck & Co., Inc.	48,724	2,957,547
Mylan NV (A)	9,336	337,403
Nektar Therapeutics (A)	2,918	142,486
Perrigo Co. PLC	2,332	170,026
Pfizer, Inc.	105,941	3,843,539
Zoetis, Inc.	8,763	746,520

		18,229,914

Professional Services - 0.3%
Equifax, Inc.	2,178	272,490
IHS Markit, Ltd. (A)	6,449	332,704
Nielsen Holdings PLC	6,064	187,559
Robert Half International, Inc.	2,238	145,694
Verisk Analytics, Inc. (A)	2,813	302,791

		1,241,238

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,476	261,424

Road & Rail - 1.0%
CSX Corp.	15,853	1,011,104
JB Hunt Transport Services, Inc.	1,550	188,403
Kansas City Southern	1,858	196,874
Norfolk Southern Corp.	5,117	772,002
Union Pacific Corp.	14,046	1,990,037

		4,158,420

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (A) (B)	14,922	223,681
Analog Devices, Inc.	6,717	644,295
Applied Materials, Inc.	18,257	843,291
Broadcom, Inc.	7,271	1,764,235
Intel Corp.	84,397	4,195,375
KLA-Tencor Corp.	2,823	289,442
Lam Research Corp.	2,971	513,537
Microchip Technology, Inc. (B)	4,257	387,174
Micron Technology, Inc. (A)	21,004	1,101,450
NVIDIA Corp.	10,993	2,604,242
Qorvo, Inc. (A)	2,291	183,670
QUALCOMM, Inc.	26,852	1,506,934
Skyworks Solutions, Inc.	3,298	318,752

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	17,729	$ 1,954,622
Xilinx, Inc.	4,589	299,478

		16,830,178

Software - 6.0%
Activision Blizzard, Inc.	13,786	1,052,148
Adobe Systems, Inc. (A)	8,919	2,174,541
ANSYS, Inc. (A)	1,522	265,102
Autodesk, Inc. (A)	3,968	520,165
CA, Inc.	5,659	201,743
Cadence Design Systems, Inc. (A)	5,106	221,141
Citrix Systems, Inc. (A)	2,332	244,487
Electronic Arts, Inc. (A)	5,557	783,648
Intuit, Inc.	4,415	902,007
Microsoft Corp.	139,150	13,721,581
Oracle Corp.	53,972	2,378,006
Red Hat, Inc. (A)	3,218	432,403
salesforce.com, Inc. (A)	12,774	1,742,374
Symantec Corp.	11,257	232,457
Synopsys, Inc. (A)	2,699	230,953
Take-Two Interactive Software, Inc. (A)	2,072	245,242

		25,347,998

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,341	181,974
AutoZone, Inc. (A)	483	324,059
Best Buy Co., Inc.	4,442	331,284
CarMax, Inc. (A)	3,225	235,006
Foot Locker, Inc.	2,139	112,618
Gap, Inc.	3,930	127,293
Home Depot, Inc.	20,892	4,076,029
L Brands, Inc.	4,393	162,014
Lowe’s Cos., Inc.	14,887	1,422,751
O’Reilly Automotive, Inc. (A)	1,484	405,978
Ross Stores, Inc.	6,857	581,131
Tiffany & Co.	1,845	242,802
TJX Cos., Inc.	11,357	1,080,959
Tractor Supply Co.	2,210	169,043
Ulta Beauty, Inc. (A)	1,035	241,631

		9,694,572

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	89,018	16,478,122
Hewlett Packard Enterprise Co.	27,655	404,039
HP, Inc.	29,727	674,506

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	4,852	$ 381,028
Seagate Technology PLC	5,199	293,587
Western Digital Corp.	5,420	419,562
Xerox Corp.	3,874	92,976

		18,743,820

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (B)	6,527	143,724
Michael Kors Holdings, Ltd. (A)	2,715	180,819
NIKE, Inc., Class B	23,231	1,851,046
PVH Corp.	1,396	209,009
Ralph Lauren Corp.	1,008	126,726
Tapestry, Inc.	5,213	243,499
Under Armour, Inc., Class A (A)	3,368	75,713
Under Armour, Inc., Class C (A) (B)	3,411	71,904
VF Corp.	5,930	483,414

		3,385,854

Tobacco - 1.0%
Altria Group, Inc.	34,278	1,946,648
Philip Morris International, Inc.	28,153	2,273,073

		4,219,721

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,210	250,757
United Rentals, Inc. (A)	1,514	223,497
WW Grainger, Inc.	923	284,653

		758,907

Water Utilities - 0.1%
American Water Works Co., Inc.	3,225	275,351

Total Common Stocks (Cost $401,001,274)		416,977,355

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	1,379,090	1,379,090

Total Securities Lending Collateral (Cost $1,379,090)		1,379,090

Total Investments (Cost $402,380,364)		418,356,445
Net Other Assets (Liabilities) - 0.3%		1,407,339

Net Assets - 100.0%		$ 419,763,784

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	20	09/21/2018	$2,776,750	$2,721,600	$—	$(55,150)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$416,977,355	$—	$—	$416,977,355
Securities Lending Collateral	1,379,090	—	—	1,379,090

Total Investments	$418,356,445	$—	$—	$418,356,445

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(55,150)	$—	$—	$(55,150)

Total Other Financial Instruments	$(55,150)	$—	$—	$(55,150)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,346,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at June 30, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.1%
AAR Corp.	1,564	$ 72,711
Aerojet Rocketdyne Holdings, Inc. (A)	3,665	108,081
Aerovironment, Inc. (A)	1,033	73,787
Axon Enterprise, Inc. (A)	2,790	176,272
Cubic Corp.	1,216	78,067
Engility Holdings, Inc. (A)	861	26,381
Mercury Systems, Inc. (A)	2,339	89,022
Moog, Inc., Class A	1,575	122,787
National Presto Industries, Inc.	244	30,256
Triumph Group, Inc.	2,413	47,295

		824,659

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	1,241	88,980
Echo Global Logistics, Inc. (A)	1,294	37,849
Forward Air Corp.	1,428	84,366
Hub Group, Inc., Class A (A)	1,636	81,473

		292,668

Airlines - 0.8%
Allegiant Travel Co.	611	84,899
Hawaiian Holdings, Inc.	2,464	88,581
SkyWest, Inc.	2,526	131,099

		304,579

Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (A)	4,823	75,046
Cooper Tire & Rubber Co.	2,454	64,540
Cooper-Standard Holdings, Inc. (A)	789	103,099
Dorman Products, Inc. (A)	1,440	98,366
Fox Factory Holding Corp. (A)	1,829	85,140
Gentherm, Inc. (A)	1,786	70,190
LCI Industries	1,224	110,344
Motorcar Parts of America, Inc. (A) (B)	926	17,325
Standard Motor Products, Inc.	982	47,470
Superior Industries International, Inc.	1,129	20,209

		691,729

Automobiles - 0.1%
Winnebago Industries, Inc.	1,398	56,759

Banks - 8.3%
Ameris Bancorp	1,969	105,046
Banc of California, Inc. (B)	2,063	40,332
Banner Corp.	1,570	94,404
Berkshire Hills Bancorp, Inc.	1,786	72,512
Boston Private Financial Holdings, Inc.	4,088	64,999
Brookline Bancorp, Inc.	3,898	72,503
Central Pacific Financial Corp.	1,437	41,170
City Holding Co.	749	56,347
Columbia Banking System, Inc.	3,555	145,399
Community Bank System, Inc.	2,474	146,139
Customers Bancorp, Inc. (A)	1,437	40,782
CVB Financial Corp.	4,977	111,584
Fidelity Southern Corp.	1,076	27,341
First BanCorp (A)	8,823	67,496
First Commonwealth Financial Corp.	4,871	75,549
First Financial Bancorp	4,748	145,526
First Financial Bankshares, Inc. (B)	3,282	167,054
First Midwest Bancorp, Inc.	5,004	127,452
Franklin Financial Network, Inc. (A)	586	22,034

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Glacier Bancorp, Inc.	3,856	$ 149,150
Great Western Bancorp, Inc.	2,859	120,049
Green Bancorp, Inc.	1,285	27,756
Hanmi Financial Corp.	1,577	44,708
Heritage Financial Corp.	1,387	48,337
Hope Bancorp, Inc.	6,249	111,420
Independent Bank Corp.	1,339	104,978
LegacyTexas Financial Group, Inc.	2,062	80,459
National Bank Holdings Corp., Class A	1,319	50,900
NBT Bancorp, Inc.	2,118	80,802
OFG Bancorp	2,134	29,983
Old National Bancorp	6,500	120,900
Opus Bank	839	24,079
Pacific Premier Bancorp, Inc. (A)	1,897	72,371
S&T Bancorp, Inc.	1,699	73,465
Seacoast Banking Corp. of Florida (A)	2,280	72,002
ServisFirst Bancshares, Inc.	2,193	91,514
Simmons First National Corp., Class A	3,806	113,799
Southside Bancshares, Inc.	1,344	45,266
Tompkins Financial Corp.	601	51,614
United Community Banks, Inc.	3,572	109,553
Westamerica Bancorporation	1,292	73,011

		3,319,785

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	225	30,404
MGP Ingredients, Inc.	613	54,441

		84,845

Biotechnology - 2.7%
Acorda Therapeutics, Inc. (A)	2,284	65,551
AMAG Pharmaceuticals, Inc. (A) (B)	1,666	32,487
Cytokinetics, Inc. (A)	2,473	20,526
Eagle Pharmaceuticals, Inc. (A) (B)	404	30,567
Emergent BioSolutions, Inc. (A)	1,717	86,691
Enanta Pharmaceuticals, Inc. (A)	701	81,246
Ligand Pharmaceuticals, Inc. (A) (B)	1,035	214,421
MiMedx Group, Inc. (A) (B)	4,958	31,682
Momenta Pharmaceuticals, Inc. (A)	3,766	77,015
Myriad Genetics, Inc. (A)	3,393	126,796
Progenics Pharmaceuticals, Inc. (A) (B)	3,578	28,767
REGENXBIO, Inc. (A)	1,302	93,418
Repligen Corp. (A)	1,824	85,801
Spectrum Pharmaceuticals, Inc. (A)	4,546	95,284

		1,070,252

Building Products - 2.2%
AAON, Inc.	1,957	65,070
American Woodmark Corp. (A)	688	62,986
Apogee Enterprises, Inc.	1,370	65,993
Gibraltar Industries, Inc. (A)	1,542	57,825
Griffon Corp.	1,643	29,245
Insteel Industries, Inc.	879	29,359
Patrick Industries, Inc. (A)	1,142	64,923
PGT Innovations, Inc. (A)	2,426	50,582
Quanex Building Products Corp.	1,703	30,569
Simpson Manufacturing Co., Inc.	2,001	124,442
Trex Co., Inc. (A)	2,857	178,820
Universal Forest Products, Inc.	2,987	109,384

		869,198

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.2%
Donnelley Financial Solutions, Inc. (A)	1,645	$ 28,574
Financial Engines, Inc.	3,091	138,786
Greenhill & Co., Inc. (B)	1,067	30,303
INTL. FCStone, Inc. (A)	761	39,351
Investment Technology Group, Inc.	1,603	33,535
Piper Jaffray Cos.	693	53,257
Virtus Investment Partners, Inc.	350	44,782
Waddell & Reed Financial, Inc., Class A	3,982	71,556
WisdomTree Investments, Inc.	5,648	51,284

		491,428

Chemicals - 2.9%
A. Schulman, Inc.	1,433	63,768
AdvanSix, Inc. (A)	1,480	54,212
American Vanguard Corp.	1,276	29,284
Balchem Corp.	1,558	152,902
Flotek Industries, Inc. (A)	2,760	8,915
FutureFuel Corp.	1,231	17,246
Hawkins, Inc.	462	16,332
HB Fuller Co.	2,454	131,731
Ingevity Corp. (A)	2,043	165,197
Innophos Holdings, Inc.	948	45,125
Innospec, Inc.	1,184	90,635
Koppers Holdings, Inc. (A)	1,025	39,309
Kraton Corp. (A)	1,548	71,425
LSB Industries, Inc. (A)	986	5,226
Quaker Chemical Corp.	647	100,201
Rayonier Advanced Materials, Inc.	2,518	43,032
Stepan Co.	967	75,436
Tredegar Corp.	1,238	29,093

		1,139,069

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	3,189	93,055
Brady Corp., Class A	2,340	90,207
Essendant, Inc.	1,828	24,166
Interface, Inc.	2,888	66,280
LSC Communications, Inc.	1,620	25,369
Matthews International Corp., Class A	1,560	91,728
Mobile Mini, Inc.	2,166	101,585
Multi-Color Corp.	675	43,639
R.R. Donnelley & Sons Co.	3,412	19,653
Team, Inc. (A) (B)	1,456	33,634
Tetra Tech, Inc.	2,699	157,891
UniFirst Corp.	749	132,498
US Ecology, Inc.	1,064	67,777
Viad Corp.	994	53,925

		1,001,407

Communications Equipment - 1.5%
ADTRAN, Inc.	2,326	34,541
Applied Optoelectronics, Inc. (A) (B)	950	42,655
CalAmp Corp. (A)	1,736	40,675
Comtech Telecommunications Corp.	1,146	36,534
Digi International, Inc. (A)	1,318	17,398
Extreme Networks, Inc. (A)	5,625	44,775
Finisar Corp. (A) (B)	5,567	100,206
Harmonic, Inc. (A)	4,136	17,578
NETGEAR, Inc. (A)	1,531	95,688

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Oclaro, Inc. (A)	8,283	$ 73,967
Viavi Solutions, Inc. (A)	10,985	112,486

		616,503

Construction & Engineering - 0.4%
Aegion Corp. (A)	1,573	40,505
Comfort Systems USA, Inc.	1,801	82,486
MYR Group, Inc. (A)	801	28,403
Orion Group Holdings, Inc. (A)	1,374	11,349

		162,743

Construction Materials - 0.1%
US Concrete, Inc. (A) (B)	767	40,268

Consumer Finance - 1.5%
Encore Capital Group, Inc. (A)	1,157	42,346
Enova International, Inc. (A)	1,644	60,088
EZCORP, Inc., Class A (A)	2,499	30,113
FirstCash, Inc.	2,204	198,029
Green Dot Corp., Class A (A)	2,268	166,449
PRA Group, Inc. (A)	2,198	84,733
World Acceptance Corp. (A)	295	32,748

		614,506

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,309	25,133

Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,240	50,848

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	796	33,511
Capella Education Co.	566	55,864
Career Education Corp. (A)	3,210	51,906
Regis Corp. (A)	1,679	27,771
Strayer Education, Inc.	521	58,878

		227,930

Diversified Telecommunication Services - 1.1%
ATN International, Inc.	528	27,863
Cincinnati Bell, Inc. (A)	2,058	32,311
Cogent Communications Holdings, Inc.	2,022	107,975
Consolidated Communications Holdings, Inc. (B)	3,147	38,897
Frontier Communications Corp. (B)	3,890	20,850
Iridium Communications, Inc. (A) (B)	4,072	65,559
Vonage Holdings Corp. (A)	10,490	135,216

		428,671

Electric Utilities - 0.3%
E.I. Paso Electric Co.	1,974	116,663

Electrical Equipment - 0.4%
AZZ, Inc.	1,263	54,877
Encore Wire Corp.	1,012	48,020
Powell Industries, Inc.	423	14,733
Vicor Corp. (A)	795	34,622

		152,252

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc. (A)	1,412	89,380
Badger Meter, Inc.	1,413	63,161
Bel Fuse, Inc., Class B	478	9,990
Benchmark Electronics, Inc.	2,305	67,191
Control4 Corp. (A)	985	23,945
CTS Corp.	1,603	57,708

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.	1,900	$ 16,169
Electro Scientific Industries, Inc. (A) (B)	1,669	26,320
ePlus, Inc. (A)	665	62,576
Fabrinet (A)	1,791	66,070
FARO Technologies, Inc. (A)	823	44,730
II-VI, Inc. (A)	2,672	116,098
Insight Enterprises, Inc. (A)	1,720	84,160
Itron, Inc. (A)	1,674	100,524
Kemet Corp. (A)	2,405	58,081
Knowles Corp. (A)	4,366	66,800
Methode Electronics, Inc.	1,788	72,056
MTS Systems Corp.	865	45,542
OSI Systems, Inc. (A)	825	63,797
Park Electrochemical Corp.	924	21,428
Plexus Corp. (A)	1,601	95,324
Rogers Corp. (A)	891	99,311
Sanmina Corp. (A)	3,330	97,569
ScanSource, Inc. (A)	1,241	50,012
TTM Technologies, Inc. (A)	4,519	79,670

		1,577,612

Energy Equipment & Services - 2.2%
Archrock, Inc.	6,276	75,312
Bristow Group, Inc.	1,569	22,138
C&J Energy Services, Inc. (A)	3,088	72,877
CARBO Ceramics, Inc. (A)	1,078	9,885
Era Group, Inc. (A)	1,000	12,950
Exterran Corp. (A)	1,561	39,087
Geospace Technologies Corp. (A)	659	9,265
Gulf Island Fabrication, Inc.	664	5,976
Helix Energy Solutions Group, Inc. (A)	6,757	56,286
Matrix Service Co. (A)	1,302	23,892
Newpark Resources, Inc. (A)	4,335	47,035
Noble Corp. PLC (A)	11,978	75,821
Oil States International, Inc. (A)	2,910	93,411
Pioneer Energy Services Corp. (A)	3,792	22,183
ProPetro Holding Corp. (A)	3,482	54,598
SEACOR Holdings, Inc. (A)	829	47,477
TETRA Technologies, Inc. (A)	6,095	27,123
Unit Corp. (A)	2,623	67,044
US Silica Holdings, Inc.	3,783	97,185

		859,545

Equity Real Estate Investment Trusts - 5.6%
Acadia Realty Trust	3,960	108,385
Agree Realty Corp.	1,506	79,472
American Assets Trust, Inc.	2,016	77,193
Armada Hoffler Properties, Inc.	2,196	32,720
CareTrust REIT, Inc.	3,696	61,686
CBL & Associates Properties, Inc. (B)	8,381	46,682
Cedar Realty Trust, Inc.	3,816	18,012
Chatham Lodging Trust	2,226	47,236
Chesapeake Lodging Trust	2,931	92,737
Community Healthcare Trust, Inc.	838	25,031
DiamondRock Hospitality Co.	9,735	119,546
Easterly Government Properties, Inc.	2,752	54,380
EastGroup Properties, Inc.	1,696	162,070
Four Corners Property Trust, Inc.	2,980	73,397
Franklin Street Properties Corp.	5,205	44,555

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Getty Realty Corp.	1,603	$ 45,156
Global Net Lease, Inc.	3,268	66,765
Government Properties Income Trust	4,812	76,270
Hersha Hospitality Trust	1,795	38,503
Independence Realty Trust, Inc.	4,221	43,518
Kite Realty Group Trust	4,061	69,362
Lexington Realty Trust	10,483	91,517
LTC Properties, Inc.	1,924	82,232
National Storage Affiliates Trust	2,453	75,601
Pennsylvania Real Estate Investment Trust (B)	3,415	37,531
PS Business Parks, Inc.	968	124,388
Ramco-Gershenson Properties Trust	3,884	51,308
Retail Opportunity Investments Corp.	5,471	104,824
Saul Centers, Inc.	590	31,612
Summit Hotel Properties, Inc.	5,082	72,723
Universal Health Realty Income Trust	613	39,220
Urstadt Biddle Properties, Inc., Class A	1,447	32,746
Washington Prime Group, Inc. (B)	9,028	73,217
Whitestone REIT	1,932	24,111

		2,223,706

Food & Staples Retailing - 0.3%
Andersons, Inc.	1,285	43,947
SpartanNash Co.	1,744	44,507
SUPERVALU, Inc. (A)	1,864	38,249

		126,703

Food Products - 1.5%
B&G Foods, Inc. (B)	3,232	96,637
Cal-Maine Foods, Inc. (A)	1,447	66,345
Calavo Growers, Inc. (B)	766	73,651
Darling Ingredients, Inc. (A)	7,992	158,881
Dean Foods Co.	4,434	46,601
J&J Snack Foods Corp.	726	110,693
John B Sanfilippo & Son, Inc.	425	31,641
Seneca Foods Corp., Class A (A)	328	8,856

		593,305

Gas Utilities - 1.0%
Northwest Natural Gas Co.	1,397	89,129
South Jersey Industries, Inc. (B)	4,150	138,900
Spire, Inc.	2,444	172,669

		400,698

Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.	1,110	92,141
AngioDynamics, Inc. (A)	1,786	39,721
Anika Therapeutics, Inc. (A)	716	22,912
CONMED Corp.	1,211	88,645
CryoLife, Inc. (A)	1,636	45,563
Cutera, Inc. (A)	662	26,679
Heska Corp. (A)	326	33,835
Inogen, Inc. (A)	845	157,449
Integer Holdings Corp. (A)	1,383	89,411
Invacare Corp.	1,609	29,927
Lantheus Holdings, Inc. (A)	1,468	21,359
LeMaitre Vascular, Inc.	741	24,809
Meridian Bioscience, Inc.	2,055	32,674
Merit Medical Systems, Inc. (A)	2,447	125,286
Natus Medical, Inc. (A)	1,624	56,028

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Neogen Corp. (A)	2,504	$ 200,796
OraSure Technologies, Inc. (A)	2,964	48,817
Orthofix International NV (A)	916	52,047
Surmodics, Inc. (A)	644	35,549
Tactile Systems Technology, Inc. (A) (B)	719	37,388
Varex Imaging Corp. (A)	1,842	68,320

		1,329,356

Health Care Providers & Services - 3.2%
Aceto Corp.	1,494	5,005
Amedisys, Inc. (A)	1,389	118,704
AMN Healthcare Services, Inc. (A)	2,323	136,128
BioTelemetry, Inc. (A)	1,512	68,040
Community Health Systems, Inc. (A) (B)	5,645	18,741
CorVel Corp. (A)	467	25,218
Cross Country Healthcare, Inc. (A)	1,767	19,879
Diplomat Pharmacy, Inc. (A)	2,339	59,785
Ensign Group, Inc.	2,363	84,643
HealthEquity, Inc. (A)	2,549	191,430
LHC Group, Inc. (A)	1,418	121,366
Magellan Health, Inc. (A)	1,195	114,660
Owens & Minor, Inc.	2,999	50,113
Providence Service Corp. (A)	531	41,710
Quorum Health Corp. (A)	1,371	6,855
Select Medical Holdings Corp. (A)	5,206	94,489
Tivity Health, Inc. (A)	1,665	58,608
US Physical Therapy, Inc.	615	59,040

		1,274,414

Health Care Technology - 0.8%
Computer Programs & Systems, Inc.	554	18,227
HealthStream, Inc.	1,254	34,247
HMS Holdings Corp. (A)	4,039	87,323
Omnicell, Inc. (A)	1,887	98,973
Quality Systems, Inc. (A)	2,293	44,713
Tabula Rasa HealthCare, Inc. (A)	660	42,128

		325,611

Hotels, Restaurants & Leisure - 2.2%
Belmond, Ltd., Class A (A)	4,075	45,436
BJ’s Restaurants, Inc.	878	52,680
Chuy’s Holdings, Inc. (A)	822	25,235
Dave & Buster’s Entertainment, Inc. (A)	1,924	91,583
Dine Brands Global, Inc.	865	64,702
El Pollo Loco Holdings, Inc. (A)	1,050	11,970
Fiesta Restaurant Group, Inc. (A)	1,323	37,970
Marriott Vacations Worldwide Corp.	1,148	129,678
Monarch Casino & Resort, Inc. (A)	553	24,360
Penn National Gaming, Inc. (A)	4,102	137,786
Red Robin Gourmet Burgers, Inc. (A)	630	29,358
Ruth’s Hospitality Group, Inc.	1,397	39,186
Shake Shack, Inc., Class A (A) (B)	939	62,143
Sonic Corp.	1,803	62,059
Wingstop, Inc.	1,418	73,906

		888,052

Household Durables - 1.9%
Cavco Industries, Inc. (A)	413	85,759
Ethan Allen Interiors, Inc.	1,214	29,743
Installed Building Products, Inc. (A)	1,012	57,229

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
iRobot Corp. (A) (B)	1,350	$ 102,289
La-Z-Boy, Inc.	2,285	69,921
LGI Homes, Inc. (A) (B)	878	50,687
M/I Homes, Inc. (A)	1,387	36,728
MDC Holdings, Inc.	2,183	67,171
Meritage Homes Corp. (A)	1,854	81,483
TopBuild Corp. (A)	1,731	135,607
Universal Electronics, Inc. (A)	686	22,672
William Lyon Homes, Class A (A)	1,354	31,413

		770,702

Household Products - 0.5%
Central Garden & Pet Co. (A)	501	21,784
Central Garden & Pet Co., Class A (A)	1,707	69,082
WD-40 Co.	675	98,719

		189,585

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,742	66,980

Insurance - 3.3%
Ambac Financial Group, Inc. (A)	2,200	43,670
American Equity Investment Life Holding Co.	4,373	157,428
AMERISAFE, Inc.	935	53,996
eHealth, Inc. (A)	811	17,923
Employers Holdings, Inc.	1,590	63,918
HCI Group, Inc.	367	15,256
Horace Mann Educators Corp.	1,985	88,531
Infinity Property & Casualty Corp.	531	75,588
James River Group Holdings, Ltd.	1,450	56,971
Maiden Holdings, Ltd.	3,308	25,637
Navigators Group, Inc.	1,096	62,472
ProAssurance Corp.	2,601	92,205
RLI Corp.	1,892	125,232
Safety Insurance Group, Inc.	742	63,367
Selective Insurance Group, Inc.	2,852	156,860
Stewart Information Services Corp.	1,152	49,617
Third Point Reinsurance, Ltd. (A)	4,020	50,250
United Fire Group, Inc.	1,028	56,036
United Insurance Holdings Corp.	996	19,502
Universal Insurance Holdings, Inc.	1,583	55,563

		1,330,022

Internet & Catalog Retail - 0.1%
PetMed Express, Inc. (B)	1,000	44,050

Internet & Direct Marketing Retail - 0.5%
FTD Cos., Inc. (A)	822	3,814
Nutrisystem, Inc.	1,442	55,517
Shutterfly, Inc. (A)	1,610	144,948

		204,279

Internet Software & Services - 1.6%
Alarm.com Holdings, Inc. (A)	1,217	49,143
Blucora, Inc. (A)	2,280	84,360
Liquidity Services, Inc. (A)	1,262	8,266
LivePerson, Inc. (A)	2,711	57,202
NIC, Inc.	3,228	50,195
QuinStreet, Inc. (A)	1,784	22,657
Shutterstock, Inc. (A)	897	42,572
SPS Commerce, Inc. (A)	843	61,944

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Stamps.com, Inc. (A)	809	$ 204,717
XO Group, Inc. (A)	1,182	37,824

		618,880

IT Services - 2.1%
CACI International, Inc., Class A (A)	1,199	202,091
Cardtronics PLC, Class A (A)	2,229	53,897
CSG Systems International, Inc.	1,633	66,741
EVERTEC, Inc.	2,926	63,933
ExlService Holdings, Inc. (A)	1,670	94,539
ManTech International Corp., Class A	1,279	68,605
Perficient, Inc. (A)	1,702	44,882
Sykes Enterprises, Inc. (A)	1,932	55,603
Travelport Worldwide, Ltd.	6,117	113,409
TTEC Holdings, Inc.	692	23,909
Virtusa Corp. (A)	1,340	65,231

		852,840

Leisure Products - 0.5%
Callaway Golf Co.	4,583	86,940
Nautilus, Inc. (A)	1,476	23,173
Sturm Ruger & Co., Inc.	847	47,432
Vista Outdoor, Inc. (A)	2,788	43,186

		200,731

Life Sciences Tools & Services - 0.4%
Cambrex Corp. (A)	1,600	83,680
Luminex Corp.	2,006	59,237

		142,917

Machinery - 5.3%
Actuant Corp., Class A	2,946	86,465
Alamo Group, Inc.	464	41,927
Albany International Corp., Class A	1,408	84,691
Astec Industries, Inc.	930	55,614
Barnes Group, Inc.	2,348	138,297
Briggs & Stratton Corp.	2,071	36,470
Chart Industries, Inc. (A)	1,503	92,705
CIRCOR International, Inc.	963	35,593
EnPro Industries, Inc.	1,020	71,349
ESCO Technologies, Inc.	1,258	72,587
Federal Signal Corp.	2,912	67,821
Franklin Electric Co., Inc.	1,874	84,517
Greenbrier Cos., Inc.	1,373	72,426
Harsco Corp. (A)	3,911	86,433
Hillenbrand, Inc.	3,034	143,053
John Bean Technologies Corp.	1,540	136,906
Lindsay Corp.	522	50,629
Lydall, Inc. (A)	843	36,797
Mueller Industries, Inc.	2,794	82,451
Proto Labs, Inc. (A)	1,216	144,643
SPX Corp. (A)	2,086	73,114
SPX FLOW, Inc. (A)	2,064	90,341
Standex International Corp.	623	63,671
Tennant Co.	873	68,967
Titan International, Inc.	2,410	25,859
Wabash National Corp.	2,817	52,565
Watts Water Technologies, Inc., Class A	1,350	105,840

		2,101,731

	Shares	Value
COMMON STOCKS (continued)
Marine - 0.2%
Matson, Inc.	2,070	$ 79,447

Media - 1.0%
EW Scripps Co., Class A	2,675	35,818
Gannett Co., Inc.	5,481	58,647
Marcus Corp.	945	30,713
New Media Investment Group, Inc.	2,926	54,072
Scholastic Corp.	1,333	59,065
World Wrestling Entertainment, Inc., Class A (B)	1,941	141,344

		379,659

Metals & Mining - 0.9%
AK Steel Holding Corp. (A) (B)	15,304	66,419
Century Aluminum Co. (A)	2,423	38,162
Haynes International, Inc.	608	22,338
Kaiser Aluminum Corp.	814	84,746
Materion Corp.	980	53,067
Olympic Steel, Inc.	443	9,042
SunCoke Energy, Inc. (A)	3,138	42,049
TimkenSteel Corp. (A)	1,902	31,098

		346,921

Mortgage Real Estate Investment Trusts - 0.9%
Apollo Commercial Real Estate Finance, Inc.	5,434	99,334
ARMOUR Residential REIT, Inc.	2,034	46,396
Capstead Mortgage Corp.	4,487	40,159
Invesco Mortgage Capital, Inc.	5,419	86,162
New York Mortgage Trust, Inc.	5,442	32,706
PennyMac Mortgage Investment Trust	2,955	56,115

		360,872

Multi-Utilities - 0.4%
Avista Corp.	3,187	167,827

Multiline Retail - 0.1%
JC Penney Co., Inc. (A) (B)	15,255	35,697

Oil, Gas & Consumable Fuels - 2.0%
Carrizo Oil & Gas, Inc. (A)	3,784	105,384
Cloud Peak Energy, Inc. (A)	3,678	12,836
CONSOL Energy, Inc. (A)	1,224	46,940
Denbury Resources, Inc. (A)	19,463	93,617
Green Plains, Inc.	1,888	34,550
HighPoint Resources Corp. (A)	4,837	29,409
Par Pacific Holdings, Inc. (A)	1,225	21,291
PDC Energy, Inc. (A)	3,207	193,863
Penn Virginia Corp. (A)	658	55,858
Renewable Energy Group, Inc. (A)	1,594	28,453
REX American Resources Corp. (A)	275	22,267
Ring Energy, Inc. (A)	2,638	33,292
SRC Energy, Inc. (A)	11,749	129,474

		807,234

Paper & Forest Products - 1.1%
Boise Cascade Co.	1,887	84,349
Clearwater Paper Corp. (A)	799	18,457
KapStone Paper and Packaging Corp.	4,272	147,384
Neenah, Inc.	816	69,238
P.H. Glatfelter Co.	2,121	41,550
Schweitzer-Mauduit International, Inc.	1,493	65,274

		426,252

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.4%
Avon Products, Inc. (A)	21,438	$ 34,730
Inter Parfums, Inc.	835	44,672
Medifast, Inc.	515	82,482

		161,884

Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals, Inc. (A)	1,742	26,583
ANI Pharmaceuticals, Inc. (A)	440	29,392
Corcept Therapeutics, Inc. (A) (B)	4,642	72,972
Depomed, Inc. (A)	3,086	20,584
Endo International PLC (A)	9,776	92,188
Innoviva, Inc. (A)	3,349	46,216
Lannett Co., Inc. (A) (B)	1,476	20,073
Medicines Co. (A) (B)	3,144	115,385
Phibro Animal Health Corp., Class A	961	44,254
Supernus Pharmaceuticals, Inc. (A)	2,514	150,463

		618,110

Professional Services - 2.7%
ASGN, Inc. (A)	2,386	186,561
Exponent, Inc.	2,524	121,909
Forrester Research, Inc.	480	20,136
FTI Consulting, Inc. (A)	1,833	110,860
Heidrick & Struggles International, Inc.	918	32,130
Insperity, Inc.	1,815	172,879
Kelly Services, Inc., Class A	1,493	33,518
Korn/Ferry International	2,744	169,936
Navigant Consulting, Inc. (A)	2,193	48,553
Resources Connection, Inc.	1,438	24,302
TrueBlue, Inc. (A)	1,827	49,238
WageWorks, Inc. (A)	1,924	96,200

		1,066,222

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,803	61,933
RE/MAX Holdings, Inc., Class A	861	45,160

		107,093

Road & Rail - 0.6%
ArcBest Corp.	1,245	56,897
Heartland Express, Inc.	2,397	44,464
Marten Transport, Ltd.	1,881	44,109
Saia, Inc. (A)	1,246	100,739

		246,209

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (A)	1,909	110,894
Axcelis Technologies, Inc. (A)	1,560	30,888
Brooks Automation, Inc.	3,424	111,691
Cabot Microelectronics Corp.	1,247	134,127
CEVA, Inc. (A)	1,079	32,586
Cohu, Inc.	1,398	34,265
Diodes, Inc. (A)	1,877	64,700
DSP Group, Inc. (A)	1,101	13,707
FormFactor, Inc. (A)	3,545	47,149
Kopin Corp. (A) (B)	3,009	8,606
Kulicke & Soffa Industries, Inc.	3,354	79,892
MaxLinear, Inc. (A)	3,009	46,910
Nanometrics, Inc. (A)	1,160	41,076
PDF Solutions, Inc. (A)	1,335	15,993

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc. (A)	3,392	$ 27,051
Power Integrations, Inc.	1,436	104,900
Rambus, Inc. (A)	5,217	65,421
Rudolph Technologies, Inc. (A)	1,544	45,702
Semtech Corp. (A)	3,212	151,125
SolarEdge Technologies, Inc. (A)	1,835	87,805
Ultra Clean Holdings, Inc. (A)	1,880	31,208
Veeco Instruments, Inc. (A)	2,363	33,673
Xperi Corp.	2,380	38,318

		1,357,687

Software - 1.8%
8x8, Inc. (A)	4,514	90,506
Agilysys, Inc. (A)	744	11,532
Bottomline Technologies de, Inc. (A)	1,700	84,711
Ebix, Inc.	1,069	81,511
MicroStrategy, Inc., Class A (A)	457	58,382
Monotype Imaging Holdings, Inc.	2,047	41,554
Onespan, Inc. (A)	1,467	28,826
Progress Software Corp.	2,207	85,676
Qualys, Inc. (A)	1,589	133,953
TiVo Corp.	5,968	80,269

		696,920

Specialty Retail - 4.0%
Abercrombie & Fitch Co., Class A	3,294	80,637
Asbury Automotive Group, Inc. (A)	891	61,078
Ascena Retail Group, Inc. (A)	8,285	33,016
Barnes & Noble Education, Inc. (A)	1,822	10,276
Barnes & Noble, Inc.	2,756	17,501
Big 5 Sporting Goods Corp. (B)	977	7,425
Buckle, Inc. (B)	1,381	37,149
Caleres, Inc.	2,096	72,081
Cato Corp., Class A	1,119	27,550
Chico’s FAS, Inc.	6,269	51,030
Children’s Place, Inc.	808	97,606
DSW, Inc., Class A	3,518	90,835
Express, Inc. (A)	3,657	33,462
Francesca’s Holdings Corp. (A)	1,684	12,714
GameStop Corp., Class A (B)	4,945	72,049
Genesco, Inc. (A)	967	38,390
Group 1 Automotive, Inc.	955	60,165
Guess?, Inc.	2,829	60,541
Haverty Furniture Cos., Inc.	937	20,239
Hibbett Sports, Inc. (A) (B)	922	21,114
Kirkland’s, Inc. (A)	765	8,905
Lithia Motors, Inc., Class A	1,162	109,890
Lumber Liquidators Holdings, Inc. (A) (B)	1,385	33,725
MarineMax, Inc. (A)	1,079	20,447
Monro, Inc.	1,595	92,669
Office Depot, Inc.	24,911	63,523
Rent-A-Center, Inc.	2,593	38,169
RH (A) (B)	930	129,921
Shoe Carnival, Inc.	523	16,971
Sleep Number Corp. (A)	1,793	52,033
Sonic Automotive, Inc., Class A	1,175	24,205
Tailored Brands, Inc.	2,414	61,605
Tile Shop Holdings, Inc.	1,681	12,944

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Vitamin Shoppe, Inc. (A)	1,176	$ 8,173
Zumiez, Inc. (A)	889	22,269

		1,600,307

Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (A) (B)	5,524	76,286
Cray, Inc. (A)	1,973	48,536
Diebold Nixdorf, Inc. (B)	3,687	44,060
Electronics For Imaging, Inc. (A)	2,171	70,688
Super Micro Computer, Inc. (A)	1,843	43,587

		283,157

Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (A)	3,314	58,359
Fossil Group, Inc. (A) (B)	2,127	57,152
G-III Apparel Group, Ltd. (A)	2,028	90,043
Movado Group, Inc.	759	36,660
Oxford Industries, Inc.	822	68,210
Perry Ellis International, Inc. (A)	616	16,737
Steven Madden, Ltd.	2,554	135,617
Unifi, Inc. (A)	828	26,248
Vera Bradley, Inc. (A)	917	12,875
Wolverine World Wide, Inc.	4,599	159,907

		661,808

Thrifts & Mortgage Finance - 1.6%
BofI Holding, Inc. (A)	2,672	109,311
Dime Community Bancshares, Inc.	1,495	29,152
HomeStreet, Inc. (A)	1,309	35,278
Meta Financial Group, Inc.	443	43,148
NMI Holdings, Inc., Class A (A)	2,833	46,178
Northfield Bancorp, Inc.	2,266	37,661
Northwest Bancshares, Inc.	4,980	86,602
Oritani Financial Corp.	1,923	31,153
Provident Financial Services, Inc.	2,960	81,489

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp.	4,680	$ 41,652
Walker & Dunlop, Inc.	1,371	76,296

		617,920

Tobacco - 0.2%
Universal Corp.	1,209	79,854

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,878	131,742
DXP Enterprises, Inc. (A)	767	29,299
Kaman Corp.	1,355	94,430
Veritiv Corp. (A)	546	21,758

		277,229

Water Utilities - 0.5%
American States Water Co.	1,783	101,916
California Water Service Group	2,333	90,871

		192,787

Wireless Telecommunication Services - 0.0% (C)
Spok Holdings, Inc.	965	14,523

Total Common Stocks (Cost $38,014,044)		39,289,233

SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	2,557,799	2,557,799

Total Securities Lending Collateral (Cost $2,557,799)		2,557,799

Total Investments (Cost $40,571,843)		41,847,032
Net Other Assets (Liabilities) - (5.2)%		(2,080,561)

Net Assets - 100.0%		$ 39,766,471

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Russell 2000® Mini Index	Long	6	09/21/2018	$504,927	$494,250	$—	$(10,677)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$39,289,233	$—	$—	$39,289,233
Securities Lending Collateral	2,557,799	—	—	2,557,799

Total Investments	$41,847,032	$—	$—	$41,847,032

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(10,677)	$—	$—	$(10,677)

Total Other Financial Instruments	$(10,677)	$—	$—	$(10,677)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,491,760. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at June 30, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 6.7%
AGL Energy, Ltd.	9,635	$ 160,031
Amcor, Ltd.	17,165	182,753
AMP, Ltd.	43,357	114,042
APA Group	17,324	126,078
Aristocrat Leisure, Ltd.	9,461	215,999
Atlassian Corp. PLC, Class A (A)	2,509	156,863
AusNet Services (B)	27,451	32,553
Australia & New Zealand Banking Group, Ltd. (B)	42,420	885,098
Bendigo & Adelaide Bank, Ltd.	7,173	57,449
BHP Billiton PLC	30,901	695,998
BHP Billiton, Ltd.	47,024	1,178,158
BlueScope Steel, Ltd.	8,128	103,653
Boral, Ltd.	17,490	84,384
Brambles, Ltd.	23,501	154,190
Caltex Australia, Ltd.	3,863	92,875
Challenger, Ltd.	8,550	74,732
CIMIC Group, Ltd.	1,454	45,442
Coca-Cola Amatil, Ltd.	7,675	52,170
Cochlear, Ltd.	846	125,120
Commonwealth Bank of Australia (B)	25,798	1,388,964
Computershare, Ltd.	7,595	103,421
Crown Resorts, Ltd.	5,599	55,847
CSL, Ltd.	6,640	944,987
Dexus, REIT	15,451	110,849
Domino’s Pizza Enterprises, Ltd.	938	36,191
Flight Centre Travel Group, Ltd. (B)	868	40,820
Fortescue Metals Group, Ltd. (B)	24,955	80,943
Goodman Group, REIT	24,135	171,545
GPT Group, REIT	27,581	103,114
Harvey Norman Holdings, Ltd. (B)	9,201	22,570
Iluka Resources, Ltd.	6,206	51,264
Incitec Pivot, Ltd.	24,825	66,581
Insurance Australia Group, Ltd.	34,850	219,638
LendLease Group	8,615	126,094
Macquarie Group, Ltd.	4,666	426,280
Medibank Pvt, Ltd.	40,688	87,782
Mirvac Group, REIT	56,399	90,425
National Australia Bank, Ltd. (B)	39,851	807,057
Newcrest Mining, Ltd.	11,219	180,704
Oil Search, Ltd.	19,541	128,497
Orica, Ltd.	5,555	72,852
Origin Energy, Ltd. (A)	25,792	191,136
Qantas Airways, Ltd.	14,068	64,028
QBE Insurance Group, Ltd.	20,116	144,763
Ramsay Health Care, Ltd.	1,953	77,892
REA Group, Ltd.	781	52,436
Santos, Ltd. (A)	25,910	120,030
Scentre Group, REIT	78,924	255,994
SEEK, Ltd.	5,308	85,535
Sonic Healthcare, Ltd.	6,594	119,510
South32, Ltd.	75,523	201,439
Stockland, REIT	36,990	108,500
Suncorp Group, Ltd.	19,127	206,186
Sydney Airport (B)	16,319	86,330
Telstra Corp., Ltd. (B)	61,151	118,375
Transurban Group	32,703	289,226
Treasury Wine Estates, Ltd.	10,627	136,542
Vicinity Centres, REIT	49,047	93,857

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H Soul Pattinson & Co., Ltd. (B)	1,823	$ 27,868
Wesfarmers, Ltd.	16,644	607,000
Westpac Banking Corp.	50,192	1,086,571
Woodside Petroleum, Ltd. (B)	13,738	359,930
Woolworths Group, Ltd.	19,309	435,412

		14,722,573

Austria - 0.4%
ams AG (A) (B)	933	69,326
Andritz AG	1,107	58,756
BUWOG AG (A)	1,931	64,931
CA Immobilien Anlagen AG	1,345	44,818
Erste Group Bank AG (A)	5,100	212,874
Immofinanz AG (A)	1,643	39,133
Lenzing AG	195	23,541
OMV AG	2,170	123,056
Raiffeisen Bank International AG	2,018	61,942
Verbund AG	1,975	63,874
voestalpine AG	1,758	80,973
Wienerberger AG	1,845	46,055

		889,279

Belgium - 1.3%
Ackermans & van Haaren NV	369	63,547
Ageas	2,861	144,337
Anheuser-Busch InBev SA	14,648	1,479,347
bpost SA	1,584	25,022
Colruyt SA	890	50,782
Groupe Bruxelles Lambert SA	1,215	128,126
KBC Group NV	5,013	386,996
Proximus SADP	2,322	52,350
Sofina SA	304	52,530
Solvay SA	1,063	134,226
Telenet Group Holding NV (A)	846	39,510
UCB SA	1,888	148,440
Umicore SA	3,055	175,311

		2,880,524

Bermuda - 0.0% (C)
Golar LNG, Ltd. (B)	2,173	64,017

Chile - 0.0% (C)
Antofagasta PLC	5,013	65,522

China - 0.1%
ENN Energy Holdings, Ltd.	21,000	206,508
Fosun International, Ltd.	32,000	60,203

		266,711

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	43	51,042
AP Moller - Maersk A/S, Class B	87	108,356
Carlsberg A/S, Class B	1,584	186,560
Chr Hansen Holding A/S	1,432	132,261
Coloplast A/S, Class B	1,736	173,505
Danske Bank A/S	10,273	321,559
DSV A/S	2,791	225,502
Genmab A/S (A)	890	137,346
H. Lundbeck A/S	868	60,991
ISS A/S	2,778	95,466
Novo Nordisk A/S, Class B	25,821	1,197,683
Novozymes A/S, Class B	3,214	163,029

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Orsted A/S (D)	3,081	$ 186,361
Pandora A/S	1,613	112,681
Tryg A/S	1,926	45,211
Vestas Wind Systems A/S	3,024	187,179
William Demant Holding A/S (A)	1,586	63,823

		3,448,555

Finland - 1.1%
Amer Sports OYJ (A) (B)	1,837	57,952
Cargotec OYJ, B Shares	608	30,766
Elisa OYJ	2,319	107,408
Fortum OYJ	6,398	152,687
Huhtamaki OYJ (B)	1,454	53,798
Kesko OYJ, Class B	1,071	65,523
Kone OYJ, Class B	5,920	301,774
Metso OYJ	1,891	63,365
Neste OYJ	1,888	148,131
Nokia OYJ	83,084	478,234
Nokian Renkaat OYJ	1,736	68,589
Orion OYJ, Class B (B)	1,544	41,624
Outokumpu OYJ	4,678	29,100
Sampo OYJ, Class A	6,998	341,528
Stora Enso OYJ, Class R	8,553	167,366
UPM-Kymmene OYJ	7,877	281,606
Wartsila OYJ Abp	6,701	131,674

		2,521,125

France - 9.2%
Accor SA	2,734	134,131
Aeroports de Paris	477	107,876
Air Liquide SA	6,261	787,291
Airbus SE	8,832	1,033,862
Amundi SA (D)	760	52,655
Atos SE	1,367	186,657
AXA SA	28,384	696,432
BNP Paribas SA	16,774	1,041,699
Bollore SA	13,888	64,600
Bouygues SA	3,258	140,401
Bureau Veritas SA	3,993	106,574
Capgemini SE	2,365	318,097
Carrefour SA	8,658	140,207
Christian Dior SE	174	72,770
Cie de Saint-Gobain	8,138	363,623
Cie Generale des Etablissements Michelin SCA	2,647	322,340
CNP Assurances	2,365	53,817
Credit Agricole SA	17,881	238,728
Danone SA	9,223	677,004
Dassault Aviation SA	43	81,934
Dassault Systemes SE	2,040	285,816
Electricite de France SA	5,126	70,502
Engie SA	23,610	361,940
Essilor International Cie Generale d’Optique SA	2,951	416,554
Hermes International	434	265,418
Iliad SA	412	65,108
Kering SA	1,107	625,043
Klepierre SA, REIT	3,190	120,115
L’Oreal SA	3,581	884,281
Legrand SA	3,906	286,852
LVMH Moet Hennessy Louis Vuitton SE	3,949	1,314,959

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Natixis SA	13,367	$ 94,857
Orange SA	31,487	527,360
Pernod Ricard SA	3,081	503,251
Peugeot SA	8,138	185,850
Publicis Groupe SA	3,212	221,035
Renault SA	2,821	239,877
Safran SA	4,774	579,963
Sanofi	16,796	1,346,239
Schneider Electric SE	7,906	659,253
Societe Generale SA	11,089	467,580
Sodexo SA	1,345	134,454
Suez	6,241	80,919
Thales SA	1,562	201,247
TOTAL SA	38,895	2,370,954
Valeo SA	3,494	190,999
Veolia Environnement SA	8,268	176,945
Vinci SA	7,595	730,331
Vivendi SA	11,322	277,599

		20,305,999

Germany - 7.9%
adidas AG	2,669	582,572
Allianz SE	6,439	1,330,811
BASF SE	13,432	1,284,557
Bayer AG	13,185	1,452,438
Bayerische Motoren Werke AG	5,034	456,266
Beiersdorf AG	1,454	165,076
Commerzbank AG (A)	15,429	147,914
Continental AG	1,584	361,650
Covestro AG (D)	1,389	123,933
Daimler AG	14,583	938,665
Deutsche Bank AG	30,359	326,880
Deutsche Boerse AG	2,843	378,903
Deutsche Lufthansa AG	3,732	89,760
Deutsche Post AG	14,286	466,529
Deutsche Telekom AG (A)	47,458	735,286
Deutsche Wohnen SE	5,230	252,800
E.ON SE	32,268	344,873
Evonik Industries AG	2,192	75,063
Fresenius Medical Care AG & Co. KGaA	3,168	319,502
Fresenius SE & Co. KGaA	6,054	486,303
GEA Group AG	2,582	87,092
Hannover Rueck SE	890	110,978
HeidelbergCement AG	1,996	167,978
Henkel AG & Co. KGaA	1,497	166,480
HOCHTIEF AG	282	50,968
Infineon Technologies AG	16,579	422,559
Innogy SE (D)	1,845	79,035
Linde AG	2,713	647,450
MAN SE	521	58,974
Merck KGaA	1,888	184,327
METRO AG	2,517	31,106
Muenchener Rueckversicherungs-Gesellschaft AG	2,198	464,624
ProSiebenSat.1 Media SE	3,472	88,088
RWE AG	7,660	174,621
SAP SE	14,626	1,689,729
Siemens AG	12,456	1,646,560

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Telefonica Deutschland Holding AG	11,870	$ 46,787
thyssenkrupp AG	5,681	138,096
TUI AG	6,662	146,225
United Internet AG	1,866	106,885
Volkswagen AG	456	75,335
Vonovia SE	7,545	359,062
Zalando SE (A) (D)	1,779	99,430

		17,362,170

Hong Kong - 3.4%
AIA Group, Ltd.	174,400	1,524,940
ASM Pacific Technology, Ltd.	4,200	53,106
Bank of East Asia, Ltd.	22,000	87,911
BOC Hong Kong Holdings, Ltd.	53,000	249,616
Cathay Pacific Airways, Ltd.	21,000	33,031
CK Asset Holdings, Ltd.	42,500	337,489
CK Hutchison Holdings, Ltd.	42,500	450,707
CK Infrastructure Holdings, Ltd.	10,500	77,825
CLP Holdings, Ltd.	32,000	344,658
Dairy Farm International Holdings, Ltd.	4,300	37,797
Galaxy Entertainment Group, Ltd.	43,000	332,964
Hang Lung Group, Ltd.	21,000	58,888
Hang Lung Properties, Ltd.	21,000	43,309
Hang Seng Bank, Ltd.	10,600	265,086
Henderson Land Development Co., Ltd.	23,000	121,663
HK Electric Investments & HK Electric Investments, Ltd. (D)	42,500	40,629
HKT Trust & HKT, Ltd.	43,000	55,138
Hong Kong & China Gas Co., Ltd.	140,000	268,028
Hong Kong Exchanges & Clearing, Ltd.	17,100	514,387
Hongkong Land Holdings, Ltd.	17,000	121,550
Jardine Matheson Holdings, Ltd.	4,300	271,330
Jardine Strategic Holdings, Ltd.	2,100	76,608
Kerry Properties, Ltd.	10,500	50,255
Li & Fung, Ltd.	86,000	31,570
Link REIT	31,000	283,113
Melco Resorts & Entertainment, Ltd., ADR	1,929	54,012
MTR Corp., Ltd.	21,500	118,935
New World Development Co., Ltd.	88,000	123,832
NWS Holdings, Ltd.	21,000	36,350
PCCW, Ltd.	64,000	36,057
Power Assets Holdings, Ltd.	21,500	150,313
Shangri-La Asia, Ltd.	42,000	79,016
Sino Land Co., Ltd.	44,000	71,563
SJM Holdings, Ltd.	43,000	53,493
Sun Hung Kai Properties, Ltd.	21,000	316,923
Swire Pacific, Ltd., Class B	52,500	93,417
Swire Properties, Ltd.	17,000	62,839
Techtronic Industries Co., Ltd.	21,500	119,894
VTech Holdings, Ltd.	2,100	24,238
Wharf Holdings, Ltd.	21,000	67,453
Wharf Real Estate Investment Co., Ltd.	21,000	149,494
Wheelock & Co., Ltd.	21,000	146,282
Yue Yuen Industrial Holdings, Ltd.	10,500	29,645

		7,465,354

Ireland - 0.8%
AerCap Holdings NV (A)	1,876	101,585
Bank of Ireland Group PLC	14,669	114,493

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
CRH PLC	13,010	$ 461,011
DCC PLC	1,367	124,440
Glanbia PLC (B)	3,646	67,685
James Hardie Industries PLC, CDI	6,575	110,178
Kerry Group PLC, Class A	2,474	258,378
Kingspan Group PLC	2,394	119,743
Paddy Power Betfair PLC	1,338	148,407
Smurfit Kappa Group PLC	4,015	162,664

		1,668,584

Israel - 0.6%
Azrieli Group, Ltd.	700	34,689
Bank Hapoalim BM	17,870	120,824
Bank Leumi Le-Israel BM	23,595	139,228
Bezeq Israeli Telecommunication Corp., Ltd.	36,438	40,972
Check Point Software Technologies, Ltd. (A)	2,111	206,203
Elbit Systems, Ltd.	434	50,898
Frutarom Industries, Ltd.	638	62,483
Israel Chemicals, Ltd.	9,875	45,051
Israel Discount Bank, Ltd., A Shares	22,906	66,768
Mizrahi Tefahot Bank, Ltd.	3,339	61,270
Nice, Ltd. (A)	1,080	111,406
Teva Pharmaceutical Industries, Ltd., ADR	13,508	328,515
Tower Semiconductor, Ltd. (A)	1,619	35,851

		1,304,158

Italy - 2.2%
A2A SpA	24,890	43,155
Assicurazioni Generali SpA	20,029	336,041
Atlantia SpA	6,966	205,931
Banca Mediolanum SpA	4,297	29,123
Banco BPM SpA (A) (B)	22,438	65,808
Brembo SpA	2,409	32,598
Davide Campari-Milano SpA	8,919	73,362
Enel SpA	113,405	629,856
Eni SpA	37,498	696,377
Ferrari NV (B)	1,866	253,813
FinecoBank Banca Fineco SpA	6,054	68,365
Intesa Sanpaolo SpA	225,508	656,698
Leonardo SpA	5,881	58,131
Luxottica Group SpA	2,127	137,232
Mediobanca Banca di Credito Finanziario SpA	9,266	86,137
Moncler SpA	2,517	114,610
Poste Italiane SpA (D)	7,356	61,580
Prysmian SpA	3,561	88,683
Recordati SpA	1,628	64,740
Snam SpA	33,462	139,709
Telecom Italia SpA (A)	146,954	109,363
Telecom Italia SpA	106,027	69,274
Terna Rete Elettrica Nazionale SpA	21,722	117,475
UniCredit SpA	31,010	517,597
Unione di Banche Italiane SpA (B)	15,168	58,299
UnipolSai Assicurazioni SpA (B)	16,275	35,961

		4,749,918

Japan - 26.8%
Acom Co., Ltd.	6,500	24,999
Activia Properties, Inc., REIT	23	105,485
Advance Residence Investment Corp., REIT	22	56,368
Advantest Corp.	2,200	45,841

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Aeon Co., Ltd.	13,000	$ 278,156
AEON Financial Service Co., Ltd.	2,200	46,953
Aeon Mall Co., Ltd.	2,200	39,525
Air Water, Inc.	2,200	40,399
Aisin Seiki Co., Ltd.	2,200	100,302
Ajinomoto Co., Inc.	8,700	164,630
Alfresa Holdings Corp.	4,300	101,129
Alps Electric Co., Ltd.	2,200	56,527
Amada Holdings Co., Ltd.	6,500	62,497
ANA Holdings, Inc.	2,200	80,818
Aozora Bank, Ltd. (B)	2,200	83,718
Asahi Glass Co., Ltd. (B)	4,300	167,512
Asahi Group Holdings, Ltd.	6,500	332,849
Asahi Kasei Corp.	21,700	275,842
Asics Corp. (B)	2,200	37,201
Astellas Pharma, Inc.	30,400	463,554
Azbil Corp.	2,200	95,933
Bandai Namco Holdings, Inc.	4,300	177,412
Benesse Holdings, Inc.	2,200	78,057
Bridgestone Corp.	10,900	426,396
Brother Industries, Ltd.	4,300	84,940
Calbee, Inc.	2,200	82,725
Canon, Inc. (B)	15,200	498,273
Casio Computer Co., Ltd.	4,300	69,955
Central Japan Railway Co.	2,200	456,029
Chiba Bank, Ltd.	21,500	151,984
Chubu Electric Power Co., Inc.	10,900	163,453
Chugai Pharmaceutical Co., Ltd.	2,200	115,397
Chugoku Bank, Ltd.	2,200	22,265
Chugoku Electric Power Co., Inc.	4,300	55,592
Citizen Watch Co., Ltd.	4,300	28,262
Coca-Cola Bottlers Japan Holdings, Inc. (B)	2,200	87,889
COMSYS Holdings Corp.	2,200	58,374
Concordia Financial Group, Ltd.	19,200	97,764
Credit Saison Co., Ltd.	2,200	34,639
CyberAgent, Inc.	2,200	132,280
Dai-ichi Life Holdings, Inc.	17,400	310,409
Daicel Corp.	4,300	47,594
Daifuku Co., Ltd.	2,200	96,429
Daiichi Sankyo Co., Ltd.	8,700	332,794
Daikin Industries, Ltd.	4,300	515,154
Daito Trust Construction Co., Ltd.	2,100	341,453
Daiwa House Industry Co., Ltd.	10,900	371,583
Daiwa House REIT Investment Corp.	25	59,337
Daiwa Securities Group, Inc.	21,700	126,029
DeNA Co., Ltd.	2,200	41,253
Denso Corp.	8,700	425,084
Dentsu, Inc.	4,300	203,810
DIC Corp.	2,200	68,722
Don Quijote Holdings Co., Ltd.	2,200	105,665
East Japan Railway Co.	6,500	622,918
Ebara Corp.	2,200	68,424
Eisai Co., Ltd.	4,300	302,959
Electric Power Development Co., Ltd.	2,200	56,805
FamilyMart UNY Holdings Co., Ltd.	2,200	231,589
FANUC Corp.	2,200	437,060
FUJIFILM Holdings Corp.	6,500	253,862
Fujitsu, Ltd.	22,000	133,432

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Fukuoka Financial Group, Inc.	22,000	$ 110,631
Furukawa Electric Co., Ltd.	2,200	76,965
GLP J-REIT	52	55,209
Gunma Bank, Ltd.	6,500	34,153
H2O Retailing Corp.	2,200	35,136
Hachijuni Bank, Ltd.	8,700	37,230
Hakuhodo DY Holdings, Inc.	4,300	69,024
Hamamatsu Photonics KK	2,100	90,245
Hankyu Hanshin Holdings, Inc.	4,300	172,947
Haseko Corp.	4,300	59,435
Hino Motors, Ltd.	4,300	45,925
Hisamitsu Pharmaceutical Co., Inc.	2,200	185,708
Hitachi Chemical Co., Ltd.	2,200	44,391
Hitachi Construction Machinery Co., Ltd.	2,200	71,503
Hitachi High-Technologies Corp.	2,200	89,776
Hitachi Metals, Ltd.	2,200	22,841
Hitachi, Ltd.	65,000	458,665
Hokuhoku Financial Group, Inc.	2,200	29,296
Hokuriku Electric Power Co. (A)	4,300	43,208
Honda Motor Co., Ltd.	26,000	763,581
House Foods Group, Inc.	2,200	77,859
Hoya Corp.	6,400	363,956
Hulic Co., Ltd. (B)	6,500	69,422
Ibiden Co., Ltd.	2,200	35,255
Idemitsu Kosan Co., Ltd.	2,200	78,454
IHI Corp.	2,200	76,667
Iida Group Holdings Co., Ltd.	2,200	42,445
Inpex Corp.	15,200	157,743
Isetan Mitsukoshi Holdings, Ltd.	6,500	81,217
Isuzu Motors, Ltd.	8,700	115,578
Ito En, Ltd.	2,200	101,891
ITOCHU Corp.	23,900	433,163
Itoham Yonekyu Holdings, Inc.	2,200	18,928
Iyo Bank, Ltd.	4,300	28,417
J. Front Retailing Co., Ltd.	4,300	65,491
Japan Airlines Co., Ltd.	2,100	74,471
Japan Airport Terminal Co., Ltd.	2,200	103,083
Japan Exchange Group, Inc.	8,500	158,006
Japan Hotel REIT Investment Corp.	65	48,707
Japan Post Bank Co., Ltd.	6,500	75,701
Japan Post Holdings Co., Ltd.	6,500	71,182
Japan Prime Realty Investment Corp., REIT	22	79,944
Japan Real Estate Investment Corp., REIT	23	121,681
Japan Retail Fund Investment Corp., REIT	43	77,487
Japan Tobacco, Inc.	17,400	486,191
JFE Holdings, Inc.	8,700	164,630
JGC Corp.	4,300	86,687
JSR Corp.	2,200	37,459
JTEKT Corp.	4,300	58,542
JXTG Holdings, Inc.	47,700	331,680
K’s Holdings Corp.	4,500	46,761
Kagome Co., Ltd.	2,200	73,092
Kajima Corp.	22,000	170,415
Kansai Electric Power Co., Inc.	13,000	189,663
Kansai Paint Co., Ltd.	4,300	89,366
Kao Corp.	6,500	495,870
Kawasaki Heavy Industries, Ltd.	2,200	64,849
KDDI Corp.	25,500	697,788

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keisei Electric Railway Co., Ltd.	2,200	$ 75,574
Kewpie Corp.	2,100	52,953
Keyence Corp.	2,200	1,242,559
Kikkoman Corp.	2,000	100,934
Kinden Corp.	2,200	35,950
Kintetsu Group Holdings Co., Ltd.	2,200	89,776
Kirin Holdings Co., Ltd.	13,000	347,754
Kobe Steel, Ltd.	6,500	59,504
Koito Manufacturing Co., Ltd.	2,200	145,389
Komatsu, Ltd.	15,200	434,737
Konami Holdings Corp.	2,200	112,021
Konica Minolta, Inc.	8,700	80,822
Kubota Corp.	17,300	272,233
Kuraray Co., Ltd.	4,300	59,241
Kurita Water Industries, Ltd.	2,200	62,763
Kyocera Corp.	4,300	242,514
Kyowa Hakko Kirin Co., Ltd.	4,300	86,687
Kyushu Electric Power Co., Inc.	6,500	72,532
Kyushu Financial Group, Inc.	6,500	31,395
Kyushu Railway Co.	2,200	67,332
Lion Corp.	4,300	78,806
LIXIL Group Corp.	4,300	86,027
M3, Inc.	2,200	87,690
Makita Corp.	4,300	192,746
Marubeni Corp.	26,000	198,371
Marui Group Co., Ltd.	4,300	90,608
Maruichi Steel Tube, Ltd.	2,200	74,581
Mazda Motor Corp.	8,700	106,821
McDonald’s Holdings Co. Japan, Ltd. (B)	2,200	112,220
Mebuki Financial Group, Inc.	15,200	51,049
Medipal Holdings Corp.	2,200	44,252
MEIJI Holdings Co., Ltd.	2,200	185,510
Minebea Mitsumi, Inc.	6,500	109,972
MISUMI Group, Inc.	4,400	128,308
Mitsubishi Chemical Holdings Corp.	21,700	181,687
Mitsubishi Corp.	23,900	664,147
Mitsubishi Electric Corp.	32,600	433,970
Mitsubishi Estate Co., Ltd.	19,500	341,006
Mitsubishi Gas Chemical Co., Inc.	4,200	95,174
Mitsubishi Heavy Industries, Ltd.	4,300	156,487
Mitsubishi Materials Corp.	2,200	60,479
Mitsubishi Motors Corp.	10,900	86,893
Mitsubishi Tanabe Pharma Corp.	4,300	74,303
Mitsubishi UFJ Financial Group, Inc.	204,300	1,164,029
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	53,489
Mitsui & Co., Ltd.	25,300	421,990
Mitsui Chemicals, Inc.	4,300	114,522
Mitsui Fudosan Co., Ltd.	15,200	366,946
Mitsui O.S.K. Lines, Ltd.	2,200	52,991
Mizuho Financial Group, Inc.	371,100	624,838
MonotaRO Co., Ltd. (B)	2,200	97,323
MS&AD Insurance Group Holdings, Inc.	8,700	270,508
Murata Manufacturing Co., Ltd.	2,200	369,828
Nabtesco Corp.	2,200	67,729
Nagoya Railroad Co., Ltd.	4,500	116,192
NEC Corp.	4,200	115,271
Nexon Co., Ltd. (A)	4,400	63,915
NGK Insulators, Ltd.	4,300	76,594

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
NGK Spark Plug Co., Ltd.	2,200	$ 62,763
NHK Spring Co., Ltd.	4,300	40,529
Nichirei Corp.	2,200	55,971
Nidec Corp.	4,300	645,398
Nihon M&A Center, Inc.	4,300	124,809
Nikon Corp.	6,500	103,458
Nintendo Co., Ltd.	2,200	719,000
Nippon Building Fund, Inc., REIT (B)	22	126,917
Nippon Electric Glass Co., Ltd. (B)	2,200	61,175
Nippon Express Co., Ltd.	2,200	159,689
Nippon Paint Holdings Co., Ltd. (B)	2,200	94,741
Nippon Paper Industries Co., Ltd.	2,200	35,116
Nippon Prologis REIT, Inc. (B)	46	95,434
Nippon Steel & Sumitomo Metal Corp.	13,000	255,329
Nippon Telegraph & Telephone Corp.	10,900	495,575
Nippon Yusen KK	2,200	43,676
Nissan Chemical Industries, Ltd.	2,100	98,018
Nissan Motor Co., Ltd.	34,700	337,711
Nisshin Seifun Group, Inc.	4,300	91,035
Nissin Foods Holdings Co., Ltd.	2,000	144,631
Nitori Holdings Co., Ltd.	2,200	343,213
Nitto Denko Corp.	2,200	166,502
NOK Corp.	2,200	42,584
Nomura Holdings, Inc.	49,600	241,003
Nomura Real Estate Holdings, Inc.	2,200	48,820
Nomura Real Estate Master Fund, Inc., REIT	67	94,543
Nomura Research Institute, Ltd.	2,100	101,810
NSK, Ltd.	6,500	67,074
NTT Data Corp.	8,700	100,223
NTT DOCOMO, Inc.	16,800	428,095
Obayashi Corp.	10,900	113,463
OBIC Co., Ltd.	2,200	182,133
Odakyu Electric Railway Co., Ltd.	4,300	92,316
OJI Holdings Corp.	22,000	136,451
Olympus Corp.	4,300	161,107
Omron Corp.	4,300	200,704
Ono Pharmaceutical Co., Ltd.	8,900	208,670
Oriental Land Co., Ltd.	4,300	451,293
ORIX Corp.	19,500	308,437
Orix JREIT, Inc.	45	71,868
Osaka Gas Co., Ltd.	4,300	88,997
Otsuka Holdings Co., Ltd. (B)	8,700	421,314
Panasonic Corp.	36,900	497,541
Park24 Co., Ltd.	2,300	62,606
PeptiDream, Inc. (A)	2,300	95,725
Persol Holdings Co., Ltd.	2,200	49,079
Pigeon Corp.	2,200	107,055
Pola Orbis Holdings, Inc.	2,200	96,827
Rakuten, Inc.	13,000	87,954
Recruit Holdings Co., Ltd.	23,900	661,557
Relo Group, Inc.	2,200	58,076
Resona Holdings, Inc.	32,600	174,412
Resorttrust, Inc.	2,200	38,929
Ricoh Co., Ltd.	10,900	99,981
Rohm Co., Ltd.	2,200	184,715
Santen Pharmaceutical Co., Ltd.	6,500	113,316
SBI Holdings, Inc.	4,300	110,795
Secom Co., Ltd.	4,300	330,250

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sega Sammy Holdings, Inc.	2,200	$ 37,698
Seibu Holdings, Inc.	4,300	72,517
Seiko Epson Corp.	4,300	74,769
Sekisui Chemical Co., Ltd.	6,400	109,089
Sekisui House, Ltd.	8,700	153,948
Seven & i Holdings Co., Ltd.	10,900	475,402
Seven Bank, Ltd.	10,900	33,360
Sharp Corp. (B)	2,200	53,627
Shikoku Electric Power Co., Inc.	2,200	29,435
Shimadzu Corp.	4,300	130,050
Shimano, Inc. (B)	2,200	322,954
Shimizu Corp.	10,900	113,069
Shin-Etsu Chemical Co., Ltd.	6,400	570,462
Shinsei Bank, Ltd.	2,000	30,804
Shionogi & Co., Ltd.	4,300	220,930
Shiseido Co., Ltd.	6,500	516,291
Showa Denko KK (B)	2,200	97,720
Showa Shell Sekiyu KK	2,200	32,832
Skylark Co., Ltd. (B)	2,200	32,554
SMC Corp.	2,200	806,988
SoftBank Group Corp.	13,000	935,756
Sohgo Security Services Co., Ltd.	2,200	103,679
Sojitz Corp.	17,400	63,150
Sompo Holdings, Inc.	6,500	262,899
Sony Corp.	19,600	1,002,252
Sony Financial Holdings, Inc.	2,200	42,028
Square Enix Holdings Co., Ltd.	2,200	108,049
Stanley Electric Co., Ltd.	2,200	75,078
Start Today Co., Ltd.	2,200	79,745
Subaru Corp.	8,700	253,307
Sumco Corp. (B)	2,200	44,431
Sumitomo Chemical Co., Ltd.	22,000	124,733
Sumitomo Corp.	19,500	320,408
Sumitomo Dainippon Pharma Co., Ltd.	2,200	46,576
Sumitomo Electric Industries, Ltd.	10,900	162,371
Sumitomo Mitsui Financial Group, Inc.	21,700	843,590
Sumitomo Mitsui Trust Holdings, Inc.	6,500	257,794
Sumitomo Rubber Industries, Ltd. (B)	2,300	36,546
Sundrug Co., Ltd.	2,200	89,180
Suntory Beverage & Food, Ltd.	2,200	93,947
Suruga Bank, Ltd.	4,300	38,472
Suzuken Co., Ltd.	2,200	93,152
Suzuki Motor Corp.	6,500	359,021
Sysmex Corp.	2,200	205,372
T&D Holdings, Inc.	8,700	130,738
Taiheiyo Cement Corp.	2,200	72,397
Taisei Corp.	4,200	231,680
Taiyo Nippon Sanso Corp.	4,300	61,648
Takeda Pharmaceutical Co., Ltd. (B)	10,900	460,346
TDK Corp.	2,200	224,836
Teijin, Ltd.	2,200	40,359
Terumo Corp.	4,300	246,513
THK Co., Ltd.	2,200	63,061
Tobu Railway Co., Ltd.	4,300	131,603
Toho Co., Ltd.	2,200	73,787
Tohoku Electric Power Co., Inc.	6,500	79,398
Tokio Marine Holdings, Inc.	10,800	506,337
Tokyo Electric Power Co. Holdings, Inc. (A)	13,000	60,561

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electron, Ltd.	2,200	$ 377,773
Tokyo Gas Co., Ltd.	4,300	114,153
Tokyo Tatemono Co., Ltd.	4,300	59,047
Tokyu Corp.	8,700	149,863
Tokyu Fudosan Holdings Corp.	8,700	61,422
Toray Industries, Inc.	23,900	188,585
Toshiba Corp. (A)	100,000	300,636
TOTO, Ltd.	2,200	102,090
Toyo Seikan Group Holdings, Ltd.	2,200	38,651
Toyo Suisan Kaisha, Ltd.	2,200	78,355
Toyoda Gosei Co., Ltd.	2,200	55,792
Toyota Boshoku Corp.	2,200	40,498
Toyota Industries Corp.	2,200	123,342
Toyota Motor Corp.	41,200	2,666,944
Toyota Tsusho Corp.	4,300	144,026
Trend Micro, Inc.	2,200	125,527
Tsumura & Co.	2,100	67,873
Ube Industries, Ltd.	2,200	57,182
Unicharm Corp.	6,500	195,590
United Urban Investment Corp., REIT	43	66,733
USS Co., Ltd.	4,300	81,834
West Japan Railway Co.	2,200	162,152
Yahoo Japan Corp. (B)	23,900	79,404
Yakult Honsha Co., Ltd.	2,100	140,297
Yamada Denki Co., Ltd.	13,000	64,668
Yamaha Corp.	2,200	114,404
Yamaha Motor Co., Ltd. (B)	4,300	108,155
Yamato Holdings Co., Ltd.	6,500	191,541
Yamazaki Baking Co., Ltd.	2,200	57,599
Yaskawa Electric Corp.	4,300	151,984
Yokogawa Electric Corp.	4,300	76,555
Yokohama Rubber Co., Ltd. (B)	2,200	45,742
Zensho Holdings Co., Ltd.	2,200	55,871

		58,883,841

Jersey, Channel Islands - 0.2%
Ferguson PLC	3,556	288,731
Randgold Resources, Ltd.	1,389	106,729

		395,460

Luxembourg - 0.3%
ArcelorMittal	9,244	271,008
Millicom International Cellular SA, SDR	920	54,402
SES SA	5,837	106,927
Tenaris SA	6,879	126,217

		558,554

Macau - 0.1%
MGM China Holdings, Ltd. (B)	17,200	39,901
Sands China, Ltd.	34,000	181,799
Wynn Macau, Ltd.	25,600	82,392

		304,092

Mexico - 0.0% (C)
Fresnillo PLC	2,691	40,626

Netherlands - 4.6%
ABN AMRO Group NV, CVA (D)	6,090	157,993
Aegon NV	20,715	124,218
Akzo Nobel NV	3,711	317,679
Altice Europe NV, Class A (A)	8,242	33,584

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Altice Europe NV, Class B (A)	1,049	$ 4,262
ASML Holding NV	6,336	1,255,373
EXOR NV (B)	1,454	97,953
Heineken Holding NV	1,758	168,515
Heineken NV	3,168	318,171
ING Groep NV	56,507	813,337
Koninklijke Ahold Delhaize NV	18,331	438,856
Koninklijke DSM NV	2,669	268,366
Koninklijke KPN NV	62,215	169,249
Koninklijke Philips NV	13,823	587,865
NN Group NV	4,484	182,398
NXP Semiconductors NV (A)	4,340	474,232
QIAGEN NV (A)	3,385	123,307
Randstad NV	1,866	109,847
Royal Dutch Shell PLC, Class A	69,838	2,424,034
Royal Dutch Shell PLC, Class B	52,363	1,875,904
Wolters Kluwer NV	4,135	232,991

		10,178,134

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	11,135	86,396
Air New Zealand, Ltd.	12,998	27,941
Auckland International Airport, Ltd.	16,774	76,999
Contact Energy, Ltd.	14,098	55,838
Fisher & Paykel Healthcare Corp., Ltd.	9,949	100,299
Fletcher Building, Ltd.	13,970	65,736
Meridian Energy, Ltd.	25,194	53,220
Ryman Healthcare, Ltd.	9,136	74,041
SKYCITY Entertainment Group, Ltd.	14,224	38,907
Spark New Zealand, Ltd.	31,552	79,681
Z Energy, Ltd.	8,745	44,820

		703,878

Norway - 0.9%
AKER BP ASA	1,944	71,746
DNB ASA	14,105	275,683
Entra ASA (D)	2,713	37,015
Equinor ASA	16,733	444,275
Gjensidige Forsikring ASA	3,450	56,552
Marine Harvest ASA	6,467	128,699
Norsk Hydro ASA	20,572	123,148
Norwegian Finans Holding ASA (A)	2,604	28,914
Orkla ASA	13,671	119,762
Schibsted ASA, B Shares	3,079	86,888
SpareBank 1 SR-Bank ASA	3,646	38,650
Storebrand ASA	8,123	65,519
Telenor ASA	10,525	215,849
TGS NOPEC Geophysical Co. ASA	1,671	61,506
Yara International ASA	2,669	110,684

		1,864,890

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares (A)	163,684	49,191
EDP - Energias de Portugal SA	38,192	151,610
Galp Energia SGPS SA	7,508	143,192
Jeronimo Martins SGPS SA	4,297	62,060

		406,053

Republic of South Africa - 0.1%
Mondi PLC	5,468	148,064

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.4%
Ascendas Real Estate Investment Trust	41,300	$ 79,965
CapitaLand Commercial Trust, REIT	47,400	57,707
CapitaLand Mall Trust, REIT	45,600	69,228
CapitaLand, Ltd.	38,600	89,458
City Developments, Ltd.	8,700	69,740
ComfortDelGro Corp., Ltd.	32,600	56,186
DBS Group Holdings, Ltd.	26,100	509,366
Genting Singapore, Ltd.	84,800	75,875
Golden Agri-Resources, Ltd.	104,200	23,308
Hutchison Port Holdings Trust (B)	80,300	22,484
Jardine Cycle & Carriage, Ltd.	2,200	51,342
Keppel Corp., Ltd.	23,900	125,328
Mapletree Commercial Trust, REIT	34,800	40,071
Oversea-Chinese Banking Corp., Ltd.	58,500	499,406
SATS, Ltd.	13,000	47,672
Sembcorp Industries, Ltd.	15,200	30,656
Singapore Airlines, Ltd.	10,900	85,457
Singapore Exchange, Ltd.	15,200	79,930
Singapore Press Holdings, Ltd.	26,100	49,769
Singapore Technologies Engineering, Ltd.	23,900	57,669
Singapore Telecommunications, Ltd.	117,100	264,516
Suntec Real Estate Investment Trust	41,500	52,655
United Overseas Bank, Ltd.	22,000	431,771
UOL Group, Ltd.	9,000	50,297
Venture Corp., Ltd.	4,400	57,570
Wilmar International, Ltd.	54,300	121,861

		3,099,287

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	4,058	164,406
Aena SME SA (D)	1,085	196,986
Amadeus IT Group SA	6,467	510,417
Banco Bilbao Vizcaya Argentaria SA	97,651	692,512
Banco de Sabadell SA	82,678	138,570
Banco Santander SA	235,035	1,260,115
Bankia SA	15,019	56,236
CaixaBank SA	52,493	227,134
Endesa SA (B)	4,644	102,451
Ferrovial SA	7,356	150,943
Gas Natural SDG SA (B)	5,056	133,883
Grifols SA	4,166	125,394
Grifols SA, ADR	4,340	93,310
Iberdrola SA	88,572	685,003
Industria de Diseno Textil SA	16,644	568,601
Mapfre SA	14,843	44,798
Red Electrica Corp. SA (B)	6,467	131,682
Repsol SA	18,686	365,759
Telefonica SA	67,005	569,449

		6,217,649

Supranational - 0.2%
Unibail-Rodamco-Westfield	2,004	441,164

Sweden - 2.9%
Ahlsell AB (D)	4,378	25,864
Alfa Laval AB	4,360	103,615
Arjo AB, B Shares	3,352	11,971
Assa Abloy AB, B Shares	14,482	309,034
Atlas Copco AB, A Shares	8,930	260,334
Atlas Copco AB, B Shares	6,249	163,909

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Axfood AB	1,772	$ 34,129
BillerudKorsnas AB	2,669	37,815
Boliden AB	4,031	130,942
Castellum AB	4,175	67,740
Electrolux AB, Series B	3,489	79,561
Elekta AB, B Shares	5,435	71,689
Epiroc AB (A)	15,150	150,812
Essity AB, Class B	8,867	219,247
Fastighets AB Balder, Class B (A)	1,502	39,254
Getinge AB, Class B	3,325	30,291
Hennes & Mauritz AB, B Shares (B)	13,380	199,668
Hexagon AB, B Shares	3,884	216,863
Hexpol AB	3,822	39,818
Hufvudstaden AB, A Shares	1,873	26,862
Husqvarna AB, Class B	6,332	60,177
ICA Gruppen AB (B)	1,179	36,203
Industrivarden AB, A Shares	2,281	46,227
Industrivarden AB, Class C	2,699	52,405
Intrum AB (B)	1,089	25,308
Investment AB Latour, B Shares	2,107	22,822
Investor AB, B Shares	6,602	269,290
Kinnevik AB, B Shares	3,489	119,693
L E Lundbergforetagen AB, B Shares	1,206	37,099
Lundin Petroleum AB	2,562	81,820
Nibe Industrier AB, B Shares	6,141	65,995
Nordea Bank AB	46,590	449,339
Saab AB, B Shares	1,003	41,708
Sandvik AB	16,080	285,795
Securitas AB, Class B	4,836	79,708
Skandinaviska Enskilda Banken AB, Class A	25,097	238,907
Skanska AB, Class B	5,914	107,623
SKF AB, Class B	5,525	102,953
SSAB AB, B Shares	11,869	44,817
Svenska Cellulosa AB SCA, Class B	9,182	99,887
Svenska Handelsbanken AB, A Shares	22,628	251,827
Swedbank AB, Class A	15,017	321,961
Swedish Match AB	2,665	132,178
Swedish Orphan Biovitrum AB (A)	2,433	53,156
Tele2 AB, Class B	5,309	62,490
Telefonaktiebolaget LM Ericsson, B Shares	44,776	346,656
Telia Co. AB	39,922	182,786
Trelleborg AB, B Shares	3,573	76,405
Volvo AB, A Shares	5,792	92,584
Volvo AB, Class B	20,689	331,172

		6,338,409

Switzerland - 7.5%
ABB, Ltd.	28,340	619,630
Chocoladefabriken Lindt & Spruengli AG	22	142,464
Cie Financiere Richemont SA	7,725	654,441
Credit Suisse Group AG (A)	35,784	538,769
Geberit AG	543	232,906
Givaudan SA	109	247,211
Glencore PLC (A)	177,312	847,428
Keuhne & Nagel International AG	868	130,425
LafargeHolcim, Ltd. (A)	7,053	343,647
Lonza Group AG (A)	1,085	287,927
Nestle SA	45,657	3,535,952

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	37,417	$ 2,836,751
Partners Group Holding AG	282	206,612
Roche Holding AG	10,720	2,382,667
Schindler Holding AG	911	193,666
SGS SA	87	231,486
Sika AG	2,604	360,330
STMicroelectronics NV (B)	9,765	218,161
Swatch Group AG	1,541	242,645
Swiss Re AG	4,752	410,138
Swisscom AG	391	174,522
UBS Group AG (A)	56,355	869,772
Zurich Insurance Group AG	2,213	655,464

		16,363,014

United Arab Emirates - 0.0% (C)
NMC Health PLC	1,237	58,499

United Kingdom - 14.8%
3i Group PLC	14,366	170,814
Admiral Group PLC	3,770	94,943
Anglo American PLC (B)	20,593	460,781
Ashtead Group PLC	7,421	222,699
Associated British Foods PLC	5,208	188,261
AstraZeneca PLC	18,554	1,286,771
Aviva PLC	59,090	393,189
Babcock International Group PLC	7,530	81,301
BAE Systems PLC	46,786	399,523
Barclays PLC	233,559	582,794
Barratt Developments PLC	15,017	102,184
Berkeley Group Holdings PLC	2,105	105,190
BP PLC	288,808	2,205,052
British American Tobacco PLC	33,570	1,697,487
British Land Co. PLC, REIT	14,928	132,482
BT Group PLC	121,174	348,437
Bunzl PLC	5,100	154,529
Burberry Group PLC	6,188	176,466
Capita PLC	9,852	20,779
Centrica PLC	82,547	171,811
CNH Industrial NV	14,691	156,019
Coca-Cola European Partners PLC	3,747	152,278
Compass Group PLC	23,371	499,397
ConvaTec Group PLC (D)	10,720	30,061
Diageo PLC	35,956	1,292,159
Direct Line Insurance Group PLC	20,290	91,856
easyJet PLC	4,297	94,911
Experian PLC	13,541	335,114
Fiat Chrysler Automobiles NV (A)	16,154	308,069
G4S PLC	22,915	80,989
GlaxoSmithKline PLC	71,545	1,445,008
Hammerson PLC, REIT	12,478	86,094
Hargreaves Lansdown PLC	3,689	96,020
HSBC Holdings PLC	299,527	2,810,468
IMI PLC	4,015	60,005
Imperial Brands PLC	14,105	525,517
Informa PLC	19,100	210,560
InterContinental Hotels Group PLC	2,930	182,585
International Consolidated Airlines Group SA	13,819	121,144
Intertek Group PLC	2,365	178,476
ITV PLC	54,229	124,577

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
J Sainsbury PLC	25,346	$ 107,483
Johnson Matthey PLC	2,930	139,995
Kingfisher PLC	32,339	126,806
Land Securities Group PLC, REIT	11,252	142,152
Legal & General Group PLC	86,345	303,232
Lloyds Banking Group PLC	1,045,102	869,962
London Stock Exchange Group PLC	4,644	274,128
Marks & Spencer Group PLC (B)	24,239	94,437
Merlin Entertainments PLC (D)	10,785	55,062
Micro Focus International PLC	6,411	112,023
National Grid PLC	52,775	584,165
Next PLC	2,080	166,140
Pearson PLC (B)	11,621	135,782
Persimmon PLC	4,579	153,131
Prudential PLC	37,758	864,649
Quilter PLC (A) (D)	24,087	46,086
Reckitt Benckiser Group PLC	9,808	807,889
RELX NV	15,168	323,462
RELX PLC	15,302	327,785
Rentokil Initial PLC	27,212	126,031
Rio Tinto PLC	16,937	939,389
Rio Tinto, Ltd.	6,055	373,289
Rolls-Royce Holdings PLC (A)	27,260	355,653
Royal Bank of Scotland Group PLC (A)	48,719	164,727
Royal Mail PLC	13,888	92,668
RSA Insurance Group PLC	15,137	135,776
Sage Group PLC	16,839	139,748
Schroders PLC	1,714	71,463
Severn Trent PLC	3,559	93,012
Sky PLC	15,754	303,981
Smith & Nephew PLC	13,107	241,917
Smiths Group PLC	5,772	129,396
SSE PLC	14,996	268,269
St. James’s Place PLC	7,873	119,275
Standard Chartered PLC	40,254	368,085
Standard Life Aberdeen PLC	39,364	169,267
Subsea 7 SA	3,993	63,860
Taylor Wimpey PLC	48,673	114,962
Tesco PLC	142,402	482,612
Travis Perkins PLC	3,798	71,329
Unilever NV, CVA	25,150	1,403,154
Unilever PLC	19,161	1,060,464
United Utilities Group PLC	10,047	101,235
Vodafone Group PLC	388,780	943,524
Weir Group PLC	3,534	93,315

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	2,713	$ 141,805
WM Morrison Supermarkets PLC	34,850	115,947
WPP PLC	19,574	308,302

		32,503,624

United States - 0.5%
Carnival PLC	3,212	184,341
Flex, Ltd. (A)	8,599	121,332
International Game Technology PLC	1,705	39,624
Shire PLC	13,411	755,156

		1,100,453

Total Common Stocks (Cost $216,113,942)		217,320,180

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 5.82% (E)	550	43,859
Henkel AG & Co. KGaA, 1.65% (E)	2,604	332,913
Porsche Automobil Holding SE, 3.13% (E)	2,279	145,176
Volkswagen AG, 2.71% (E)	2,713	450,491

Total Preferred Stocks (Cost $962,502)		972,439

RIGHT - 0.0%
Italy - 0.0%
Intesa Sanpaolo SpA, (A) (F) (G) Exercise Price $0, Expiration Date 07/17/2018	217,680	0

Total Right (Cost $0)		0

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	7,142,069	7,142,069

Total Securities Lending Collateral (Cost $7,142,069)		7,142,069

Total Investments (Cost $224,218,513)		225,434,688
Net Other Assets (Liabilities) - (2.6)%		(5,725,035)

Net Assets - 100.0%		$ 219,709,653

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	14	09/21/2018	$1,409,448	$1,368,780	$—	$(40,668)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.0%	$24,820,381
Pharmaceuticals	7.0	15,876,621
Oil, Gas & Consumable Fuels	5.6	12,719,891
Insurance	4.8	10,821,462
Automobiles	3.5	7,895,412
Chemicals	3.5	7,832,059
Metals & Mining	3.0	6,781,371
Food Products	3.0	6,674,289
Machinery	2.8	6,223,573
Beverages	2.4	5,326,685
Capital Markets	2.2	4,902,664
Real Estate Management & Development	2.1	4,824,150
Personal Products	2.0	4,621,963
Diversified Telecommunication Services	2.0	4,463,542
Textiles, Apparel & Luxury Goods	2.0	4,397,253
Electric Utilities	1.8	3,955,428
Electronic Equipment, Instruments & Components	1.8	3,950,633
Software	1.7	3,830,300
Food & Staples Retailing	1.6	3,719,444
Hotels, Restaurants & Leisure	1.6	3,644,114
Equity Real Estate Investment Trusts	1.6	3,498,743
Industrial Conglomerates	1.5	3,347,553
Trading Companies & Distributors	1.4	3,207,315
Semiconductors & Semiconductor Equipment	1.4	3,181,368
Wireless Telecommunication Services	1.4	3,122,055
Electrical Equipment	1.3	2,997,930
Aerospace & Defense	1.3	2,860,588
Tobacco	1.3	2,841,373
Health Care Equipment & Supplies	1.3	2,830,043
Household Durables	1.3	2,826,849
Professional Services	1.2	2,787,494
Auto Components	1.2	2,758,592
Road & Rail	1.2	2,697,014
Media	1.1	2,469,765
Biotechnology	1.0	2,205,074
Construction & Engineering	1.0	2,199,752
Multi-Utilities	1.0	2,177,495
Building Products	0.9	1,962,084
Household Products	0.8	1,907,980
IT Services	0.7	1,636,190
Diversified Financial Services	0.7	1,615,960
Specialty Retail	0.6	1,431,551
Health Care Providers & Services	0.6	1,374,280
Construction Materials	0.6	1,351,386
Technology Hardware, Storage & Peripherals	0.5	1,207,918
Commercial Services & Supplies	0.5	1,139,528
Transportation Infrastructure	0.5	1,136,587
Gas Utilities	0.4	937,647
Paper & Forest Products	0.4	868,490
Communications Equipment	0.4	849,128
Air Freight & Logistics	0.4	840,360
Leisure Products	0.3	710,420
Airlines	0.3	671,561
Multiline Retail	0.3	661,264
Containers & Packaging	0.2	475,681
Life Sciences Tools & Services	0.2	411,234

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Marine	0.2%		$386,490
Internet Software & Services	0.1		279,978
Energy Equipment & Services	0.1		251,583
Water Utilities	0.1		194,247
Internet & Direct Marketing Retail	0.1		167,699
Independent Power & Renewable Electricity Producers	0.0	(C)	110,025
Consumer Finance	0.0	(C)	106,591
Internet & Catalog Retail	0.0	(C)	99,430
Health Care Technology	0.0	(C)	87,690
Diversified Consumer Services	0.0	(C)	78,057
Distributors	0.0	(C)	51,342

Investments, at Value	96.8		218,292,619
Short-Term Investments	3.2		7,142,069

Total Investments	100.0%		$225,434,688

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,233,135	$215,087,045	$—	$217,320,180
Preferred Stocks	—	972,439	—	972,439
Right	—	0	—	0
Securities Lending Collateral	7,142,069	—	—	7,142,069

Total Investments	$9,375,204	$216,059,484	$—	$225,434,688

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(40,668)	$—	$—	$(40,668)

Total Other Financial Instruments	$(40,668)	$—	$—	$(40,668)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,793,987. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the total value of 144A securities is $1,192,690, representing 0.5% of the Fund‘s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2018.
(F)	Security deemed worthless.
(G)	Illiquid security. At June 30, 2018, the value of such securities amounted to $0 or less than 0.1% of the Fund‘s net assets.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Assets:
Investments, at value (A) (B)	$111,341,387	$418,356,445	$41,847,032	$225,434,688
Cash	697,253	2,073,881	339,233	27,873
Cash collateral pledged at broker:
Futures contracts	45,000	112,000	18,900	63,000
Foreign currency, at value (C)	—	—	—	710,576
Receivables and other assets:
Investments sold	694,199	437,717	48,420	56,931
Dividends	114,515	380,165	43,968	440,647
Tax reclaims	—	—	—	195,024
Net income from securities lending	3,028	311	2,432	8,240
Variation margin receivable on futures contracts	110,493	339,082	88,719	56,317
Total assets	113,005,875	421,699,601	42,388,704	226,993,296

Liabilities:
Payables and other liabilities:
Investments purchased	368,852	432,117	48,351	54,392
Investment management fees	42,124	124,610	16,083	87,182
Collateral for securities on loan	4,407,993	1,379,090	2,557,799	7,142,069
Total liabilities	4,818,969	1,935,817	2,622,233	7,283,643
Net assets	$108,186,906	$419,763,784	$39,766,471	$219,709,653

Net assets consist of:
Paid-in capital	$97,041,012	$389,659,282	$32,436,587	$215,637,742
Undistributed (distributions in excess of) net investment income (loss)	115,821	(23,703)	(7,818)	(400,990)
Accumulated net realized gain (loss)	6,558,386	14,207,274	6,073,190	3,308,911
Net unrealized appreciation (depreciation) on:
Investments	4,487,139	15,976,081	1,275,189	1,216,175
Futures contracts	(15,452)	(55,150)	(10,677)	(40,668)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(11,517)
Net assets	$108,186,906	$419,763,784	$39,766,471	$219,709,653
Shares outstanding (unlimited, no par value)	2,000,000	7,800,000	700,000	4,350,000
Net asset value per share	$54.09	$53.82	$56.81	$50.51

(A) Investments, at cost	$106,854,248	$402,380,364	$40,571,843	$224,218,513
(B) Securities on loan, at value	$4,301,762	$1,346,116	$2,491,760	$6,793,987
(C) Foreign currency, at cost	$—	$—	$—	$712,386

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Investment Income:
Dividend income	$826,456	$3,279,179	$271,603	$5,053,579
Interest income	162,668	708,712	79,136	25,969
Non-cash dividend income	54,421	—	—	—
Net income (loss) from securities lending	26,142	34,440	21,687	64,623
Withholding taxes on foreign income	(474)	—	(27)	(495,419)
Total investment income	1,069,213	4,022,331	372,399	4,648,752

Expenses:
Investment management fees	272,689	716,645	117,243	574,485
Other	—	—	—	869
Total expenses	272,689	716,645	117,243	575,354
Net investment income (loss)	796,524	3,305,686	255,156	4,073,398

Net realized gain (loss) on:
Investments	(344,943)	(2,364,608)	(1,015,507)	1,661,582
In-kind redemptions	6,926,508	16,433,071	7,204,086	1,751,368
Futures contracts	68,720	163,516	62,108	(96,195)
Foreign currency transactions	(3)	(15)	—	(44,523)
Net realized gain (loss)	6,650,282	14,231,964	6,250,687	3,272,232

Net change in unrealized appreciation (depreciation) on:
Investments	(6,136,547)	(14,817,988)	(3,838,907)	(13,387,478)
Futures contracts	(29,217)	(115,098)	(16,980)	(68,878)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(19,180)
Net change in unrealized appreciation (depreciation)	(6,165,764)	(14,933,086)	(3,855,887)	(13,475,536)
Net realized and change in unrealized gain (loss)	484,518	(701,122)	2,394,800	(10,203,304)
Net increase (decrease) in net assets resulting from operations	$1,281,042	$2,604,564	$2,649,956	$(6,129,906)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended:

	DeltaShares® S&P 400 Managed Risk ETF		DeltaShares® S&P 500 Managed Risk ETF		DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2018 (unaudited)	December 31, 2017 (A)	June 30, 2018 (unaudited)	December 31, 2017 (A)	June 30, 2018 (unaudited)	December 31, 2017 (A)
From operations:
Net investment income (loss)	$796,524	$618,205	$3,305,686	$2,586,002	$255,156	$252,105
Net realized gain (loss)	6,650,282	761,843	14,231,964	640,808	6,250,687	586,201
Net change in unrealized appreciation (depreciation)	(6,165,764)	10,637,451	(14,933,086)	30,854,017	(3,855,887)	5,120,399
Net increase (decrease) in net assets resulting from operations	1,281,042	12,017,499	2,604,564	34,080,827	2,649,956	5,958,705

Dividends and/or distributions to shareholders:
Net investment income	(680,703)	(657,754)	(3,329,389)	(2,669,883)	(262,974)	(259,815)
Net realized gains	—	(149,457)	—	(111,926)	—	(160,912)
Total dividends and/or distributions to shareholders	(680,703)	(807,211)	(3,329,389)	(2,781,809)	(262,974)	(420,727)

Capital share transactions:
Proceeds from shares sold	38,244,541	131,262,410	169,274,887	396,016,172	30,860,256	61,596,412
Cost of shares redeemed	(62,651,988)	(10,478,684)	(168,096,573)	(8,004,895)	(52,811,350)	(7,803,807)
Net increase (decrease) in net assets resulting from capital share transactions	(24,407,447)	120,783,726	1,178,314	388,011,277	(21,951,094)	53,792,605
Net increase (decrease) in net assets	(23,807,108)	131,994,014	453,489	419,310,295	(19,564,112)	59,330,583

Net assets:
Beginning of period	131,994,014	—	419,310,295	—	59,330,583	—
End of period	$108,186,906	$131,994,014	$419,763,784	$419,310,295	$39,766,471	$59,330,583
Undistributed (distributions in excess of) net investment income (loss)	$115,821	$—	$(23,703)	$—	$(7,818)	$—

Capital share transactions - shares:
Shares issued	700,000	2,650,000	3,100,000	7,902,000	550,000	1,250,000
Shares redeemed	(1,150,000)	(200,000)	(3,050,000)	(152,000)	(950,000)	(150,000)
Net increase (decrease) in shares outstanding	(450,000)	2,450,000	50,000	7,750,000	(400,000)	1,100,000

(A)	Commenced operations on July 31, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods ended:

	DeltaShares® S&P International Managed Risk ETF
	June 30, 2018 (unaudited)	December 31, 2017 (A)
From operations:
Net investment income (loss)	$4,073,398	$1,356,561
Net realized gain (loss)	3,272,232	71,899
Net change in unrealized appreciation (depreciation)	(13,475,536)	14,639,526
Net increase (decrease) in net assets resulting from operations	(6,129,906)	16,067,986

Dividends and/or distributions to shareholders:
Net investment income	(4,273,309)	(1,565,012)
Net realized gains	—	(27,848)
Total dividends and/or distributions to shareholders	(4,273,309)	(1,592,860)

Capital share transactions:
Proceeds from shares sold	7,661,509	229,932,452
Cost of shares redeemed	(21,956,219)	—
Net increase (decrease) in net assets resulting from capital share transactions	(14,294,710)	229,932,452
Net increase (decrease) in net assets	(24,697,925)	244,407,578

Net assets:
Beginning of period	244,407,578	—
End of period	$219,709,653	$244,407,578
Undistributed (distributions in excess of) net investment income (loss)	$(400,990)	$(201,079)

Capital share transactions - shares:
Shares issued	150,000	4,600,000
Shares redeemed	(400,000)	—
Net increase (decrease) in shares outstanding	(250,000)	4,600,000

(A)	Commenced operations on July 31, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:	DeltaShares® S&P 400 Managed Risk ETF
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$53.88		$50.00
Investment operations:
Net investment income (loss) (B)	0.35		0.27
Net realized and unrealized gain (loss)	0.17		3.94
Total investment operations	0.52		4.21
Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.27)
Net realized gains	—		(0.06)
Total dividends and/or distributions to shareholders	(0.31)		(0.33)
Net asset value, end of period	$54.09		$53.88
Total return	0.99	%(C)	8.42	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$108,187		$131,994
Expenses to average net assets	0.45	%(D)	0.45	%(D)
Net investment income (loss) to average net assets	1.31	%(D)	1.25	%(D)
Portfolio turnover rate (E)	204	%(C)	6	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods indicated:	DeltaShares® S&P 500 Managed Risk ETF
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$54.10		$50.00
Investment operations:
Net investment income (loss) (B)	0.43		0.36
Net realized and unrealized gain (loss)	(0.28)		4.09
Total investment operations	0.15		4.45
Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.34)
Net realized gains	—		(0.01)
Total dividends and/or distributions to shareholders	(0.43)		(0.35)
Net asset value, end of period	$53.82		$54.10
Total return	0.28	%(C)	8.94	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$419,764		$419,310
Expenses to average net assets	0.35	%(D)	0.35	%(D)
Net investment income (loss) to average net assets	1.61	%(D)	1.64	%(D)
Portfolio turnover rate (E)	241	%(C)	2	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$53.94		$50.00
Investment operations:
Net investment income (loss) (B)	0.27		0.24
Net realized and unrealized gain (loss)	2.90		4.09
Total investment operations	3.17		4.33
Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.24)
Net realized gains	—		(0.15)
Total dividends and/or distributions to shareholders	(0.30)		(0.39)
Net asset value, end of period	$56.81		$53.94
Total return	5.90	%(C)	8.65	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$39,766		$59,331
Expenses to average net assets	0.45	%(D)	0.45	%(D)
Net investment income (loss) to average net assets	0.98	%(D)	1.12	%(D)
Portfolio turnover rate (E)	208	%(C)	21	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods indicated:	DeltaShares® S&P International Managed Risk ETF
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$53.13		$50.00
Investment operations:
Net investment income (loss) (B)	0.93		0.32
Net realized and unrealized gain (loss)	(2.54)		3.16
Total investment operations	(1.61)		3.48
Dividends and/or distributions to shareholders:
Net investment income	(1.01)		(0.34)
Net realized gains	—		(0.01)
Total dividends and/or distributions to shareholders	(1.01)		(0.35)
Net asset value, end of period	$50.51		$53.13
Total return	(3.05	)%(C)	6.97	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$219,710		$244,408
Expenses to average net assets	0.50	%(D)	0.50	%(D)
Net investment income (loss) to average net assets	3.55	%(D)	1.47	%(D)
Portfolio turnover rate (E)	30	%(C)	3	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows.

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund seeks to track the investment results, before fees and expenses, of its respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or index approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

1. ORGANIZATION (continued)

TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Organizational and offering costs: TAM has agreed to pay all of the Funds organizational and offering costs. The offering and organizational costs are not subject to repayment to TAM by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk
Securities Lending Transactions
Common Stocks	$4,407,993	$—	$—	$—	$4,407,993
Total Borrowings	$4,407,993	$—	$—	$—	$4,407,993

S&P 500 Managed Risk
Securities Lending Transactions
Common Stocks	$1,379,090	$—	$—	$—	$1,379,090
Total Borrowings	$1,379,090	$—	$—	$—	$1,379,090

S&P 600 Managed Risk
Securities Lending Transactions
Common Stocks	$2,557,799	$—	$—	$—	$2,557,799
Total Borrowings	$2,557,799	$—	$—	$—	$2,557,799

S&P International Managed Risk
Securities Lending Transactions
Common Stocks	$7,142,069	$—	$—	$—	$7,142,069
Total Borrowings	$7,142,069	$—	$—	$—	$7,142,069

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018.

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(15,452)	$—	$—	$(15,452)
Total	$—	$—	$(15,452)	$—	$—	$(15,452)

S&P 500 Managed Risk
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(55,150)	$—	$—	$(55,150)
Total	$—	$—	$(55,150)	$—	$—	$(55,150)

S&P 600 Managed Risk
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(10,677)	$—	$—	$(10,677)
Total	$—	$—	$(10,677)	$—	$—	$(10,677)

S&P International Managed Risk
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(40,668)	$—	$—	$(40,668)
Total	$—	$—	$(40,668)	$—	$—	$(40,668)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$68,720	$—	$—	$68,720
Total	$—	$—	$68,720	$—	$—	$68,720

S&P 500 Managed Risk
Futures contracts	$—	$—	$163,516	$—	$—	$163,516
Total	$—	$—	$163,516	$—	$—	$163,516

S&P 600 Managed Risk
Futures contracts	$—	$—	$62,108	$—	$—	$62,108
Total	$—	$—	$62,108	$—	$—	$62,108

S&P International Managed Risk
Futures contracts	$(522)	$—	$(95,673)	$—	$—	$(96,195)
Total	$(522)	$—	$(95,673)	$—	$—	$(96,195)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$(29,217)	$—	$—	$(29,217)
Total	$—	$—	$(29,217)	$—	$—	$(29,217)

S&P 500 Managed Risk
Futures contracts	$—	$—	$(115,098)	$—	$—	$(115,098)
Total	$—	$—	$(115,098)	$—	$—	$(115,098)

S&P 600 Managed Risk
Futures contracts	$—	$—	$(16,980)	$—	$—	$(16,980)
Total	$—	$—	$(16,980)	$—	$—	$(16,980)

S&P International Managed Risk
Futures contracts	$—	$—	$(68,878)	$—	$—	$(68,878)
Total	$—	$—	$(68,878)	$—	$—	$(68,878)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2018.

	Futures Contracts at Notional Amount
Fund	Long	Short
S&P 400 Managed Risk	614	—
S&P 500 Managed Risk	1,543	—
S&P 600 Managed Risk	343	—
S&P International Managed Risk	1,293	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

7. RISK FACTORS

Investing in the Funds involves certain risks. Set forth below is a summary of certain key risks related to the Funds’ trading activity. Please see the Funds’ prospectuses for a more complete discussion of these and other risks of investing in the Funds.

Asset Allocation: The Underlying Index and, thus, the Fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM is an affiliate of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
S&P 400 Managed Risk	0.45%
S&P 500 Managed Risk	0.35
S&P 600 Managed Risk	0.45
S&P International Managed Risk	0.50

From time to time, TAM may waive all or a portion of its management fee, TAM pays all expenses of each Fund other than the investment management fee, distribution fee pursuant to each Fund’s distribution and service plan, if any, brokerage expenses, taxes, interest, litigation expenses, fees and expenses related to securities lending services, costs of borrowing money, acquired fund fees and expenses and other extraordinary expenses. TAM also currently pays fees and expenses of the Trust’s chief compliance officer and independent trustees (including any, independent trustee counsel fees); however, these fees may be charged to each Fund in the future.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments at an annual rate of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of capital shares. No payments, pursuant to the Distribution Plan, will be made through at least April 30, 2019. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.

The Trust has entered into a distribution agreement with Foreside Fund Services, LLC as the Funds’ distributor. The Distributor will not distribute Fund shares in less than creation units, and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser for the period ended June 30, 2018.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
S&P 400 Managed Risk	$86,799,504	$157,558,483	$102,188,148	$157,067,638
S&P 500 Managed Risk	387,014,874	590,991,643	392,341,121	589,252,595
S&P 600 Managed Risk	35,266,195	70,993,772	45,812,342	70,773,718
S&P International Managed Risk	35,890,131	32,847,914	36,099,696	32,707,514

For the period ended June 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales are as follows:

Fund	Purchases of Securities	Sales/Maturities of Securities
S&P 400 Managed Risk	$36,218,761	$44,563,109
S&P 500 Managed Risk	34,764,570	27,706,221
S&P 600 Managed Risk	27,796,581	39,027,215
S&P International Managed Risk	7,388,613	21,880,116

10. CAPITAL SHARE TRANSACTIONS

The Funds will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in each Fund’s Underlying Index.

Individual capital shares may only be purchased and sold on a national securities exchange, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because capital shares trade at market prices rather than at NAV, capital shares may trade at a price greater than NAV (premium) or less than NAV (discount). Transactions in capital shares for each Fund are disclosed in detail within the Statements of Changes in Net Assets.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
S&P 400 Managed Risk	$106,854,248	$6,572,536	$(2,100,849)	$4,471,687
S&P 500 Managed Risk	402,380,364	22,881,323	(6,960,392)	15,920,931
S&P 600 Managed Risk	40,571,843	2,004,099	(739,587)	1,264,512
S&P International Managed Risk	224,218,513	14,399,303	(13,223,796)	1,175,507

Transamerica ETF Trust	Semi-Annual Report 2018

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica ETF Trust’s proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-316-8077 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-316-8077; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.deltashares.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica ETF Trust’s Annual Report, the Transamerica ETF Trust’s Prospectus, and other required documents that keep you informed regarding your Funds. The Trust will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-316-8077, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Premium/Discount Information

Information about differences between the per share net asset value of each Fund and the closing price of shares of each Fund are available, without charge, at www.deltashares.com.

Transamerica ETF Trust	Semi-Annual Report 2018

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-316-8077 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica ETF Trust	Semi-Annual Report 2018

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

The Transamerica ETF Trust is advised by Transamerica Asset Management, Inc. and distributed by Foreside Fund Services, LLC.

25325_SARDSP0618

Item 2:	Code of Ethics.

Not applicable for semi-annual reports

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit President and Chief Executive Officer (Principal Executive Officer)
Date:	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit President and Chief Executive Officer (Principal Executive Officer)
Date:	September 4, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner Vice President and Treasurer (Principal Financial Officer)
Date:	September 4, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer